UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21732

MGI Funds
(Exact name of registrant as specified in charter)

1166 Avenue of the Americas New York, NY		10036
(Address of principal executive offices)		(Zip code)

David M. Goldenberg, Esq. Mercer Global Investments, Inc. 1166 Avenue of the Americas New York, NY 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 345-6531

Date of fiscal year end:	March 31, 2006

Date of reporting period:	December 31, 2005

Item 1. Schedule of Investments. – The schedule of investments for the period ended December 31, 2005 is filed herewith.

MGI US Large Cap Growth Equity Fund

Schedule of Investments

(showing percentage of total net assets)

December 31, 2005 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 99.2%

	Advertising — 0.3%
6,200	Omnicom Group	527,806

	Aerospace & Defense — 1.5%
3,775	Boeing Co.	265,156
16,950	Lockheed Martin Corp.	1,078,528
18,820	Rockwell Collins, Inc.	874,565
4,790	United Technologies Corp.	267,809
		2,486,058

	Agriculture — 1.8%
33,700	Altria Group, Inc.	2,518,064
10,225	UST, Inc.	417,487
		2,935,551

	Apparel — 0.2%
1,850	Coach, Inc. (a)	61,679
2,210	Nike, Inc. Class B	191,806
		253,485

	Beverages — 1.4%
465	Anheuser-Busch Cos., Inc.	19,976
11,325	Brown-Forman Corp. Class B	785,049
24,200	Coca-Cola Co. (The)	975,502
5,190	Pepsi Bottling Group, Inc.	148,486
6,200	PepsiCo, Inc.	366,296
		2,295,309

	Biotechnology — 8.6%
39,425	Amgen, Inc. (a)	3,109,055
73,600	Genentech, Inc. (a)	6,808,000
48,650	Genzyme Corp. (a)	3,443,447
7,100	MedImmune, Inc. (a)	248,642
6,000	Millipore Corp. (a)	396,240
		14,005,384

	Building Materials — 0.0%
1,380	American Standard Cos., Inc.	55,131

	Chemicals — 0.2%
2,950	Ecolab, Inc.	106,996
625	EI Du Pont de Nemours & Co.	26,562
725	Praxair, Inc.	38,396
1,320	Sherwin-Williams Co. (The)	59,954
		231,908

	Commercial Services — 5.9%
62,800	Apollo Group, Inc. Class A (a)	3,796,888
17,770	Equifax, Inc.	675,615
5,025	H&R Block, Inc.	123,364
23,300	Iron Mountain, Inc. (a)	983,726

1

62,855	Moody’s Corp.	3,860,554
3,425	Paychex, Inc.	130,561
200	Robert Half International, Inc.	7,578
		9,578,286

	Computers — 3.1%
23,685	Apple Computer, Inc. (a)	1,702,715
100,100	Dell, Inc. (a)	3,001,999
3,640	International Business Machines Corp.	299,208
		5,003,922

	Cosmetics & Personal Care — 2.3%
17,800	Colgate-Palmolive Co.	976,330
46,380	Procter & Gamble Co.	2,684,474
		3,660,804

	Diversified Financial Services — 5.2%
23,200	Capital One Financial Corp.	2,004,480
47,150	Charles Schwab Corp. (The)	691,690
7,867	Chicago Mercantile Exchange	2,891,044
3,900	Federated Investors, Inc. Class B	144,456
13,250	Franklin Resources, Inc.	1,245,632
25,085	SLM Corp.	1,381,933
		8,359,235

	Electric — 0.6%
7,550	AES Corp. (The) (a)	119,516
15,750	TXU Corp.	790,492
		910,008

	Food — 3.3%
6,025	Campbell Soup Co.	179,364
10,000	General Mills, Inc.	493,200
25,160	Hershey Co. (The)	1,390,090
20,570	Kellogg Co.	889,035
8,745	Sara Lee Corp.	165,280
36,345	Sysco Corp.	1,128,512
17,435	WM Wrigley Jr. Co.	1,159,253
		5,404,734

	Health Care-Products — 8.9%
12,425	Baxter International, Inc.	467,801
3,480	Becton Dickinson & Co.	209,078
9,675	CR Bard, Inc.	637,776
15,915	Guidant Corp.	1,030,496
10,219	Intuitive Surgical, Inc. (a)	1,198,382
44,920	Johnson & Johnson	2,699,692
59,965	Medtronic, Inc.	3,452,185
28,800	Patterson Cos., Inc. (a)	961,920
7,180	St. Jude Medical, Inc. (a)	360,436
46,500	Stryker Corp.	2,065,995
20,425	Zimmer Holdings, Inc. (a)	1,377,462
		14,461,223

2

	Health Care-Services — 3.2%
7,900	Coventry Health Care, Inc. (a)	449,984
42,575	HCA, Inc.	2,150,037
2,300	Quest Diagnostics, Inc.	118,404
40,805	UnitedHealth Group, Inc.	2,535,623
		5,254,048

	Household Products & Wares — 0.5%
12,895	Clorox Co.	733,597
590	Fortune Brands, Inc.	46,032
		779,629

	Housewares — 0.2%
13,200	Newell Rubbermaid, Inc.	313,896

	Insurance — 0.3%
4,575	Progressive Corp. (The)	534,268

	Internet — 10.2%
2,900	Amazon.Com, Inc. (a)	136,735
140,900	eBay, Inc. (a)	6,093,925
16,700	Google, Inc. Class A (a)	6,928,162
85,900	Yahoo!, Inc. (a)	3,365,562
		16,524,384

	Lodging — 1.0%
13,530	Harrah’s Entertainment, Inc.	964,554
10,315	Marriott International, Inc. Class A	690,796
		1,655,350

	Machinery - Construction & Mining — 0.2%
4,250	Caterpillar, Inc.	245,523

	Machinery - Diversified — 0.3%
7,435	Rockwell Automation, Inc.	439,855

	Media — 0.1%
4,110	McGraw-Hill Cos. (The), Inc.	212,199

	Miscellaneous - Manufacturing — 2.3%
750	Danaher Corp.	41,835
106,730	General Electric Co.	3,740,887
		3,782,722

	Oil & Gas — 4.6%
15,550	EOG Resources, Inc.	1,140,904
70,125	Exxon Mobil Corp.	3,938,921
18,850	Sunoco, Inc.	1,477,463
20,691	XTO Energy, Inc.	909,163
		7,466,451

	Oil & Gas Services — 1.4%
4,845	Baker Hughes, Inc.	294,479
12,600	BJ Services Co.	462,042
9,675	Halliburton Co.	599,463
8,825	Schlumberger, Ltd.	857,349
		2,213,333

3

	Packaging & Containers — 0.0%
600	Ball Corp.	23,832

	Pharmaceuticals — 11.0%
22,100	Abbott Laboratories	871,403
35,300	Allergan, Inc.	3,810,988
31,600	American Pharmaceutical Partners, Inc. (a)	1,225,764
30,375	Bristol-Myers Squibb Co.	698,018
16,600	Eli Lilly & Co.	939,394
16,275	Express Scripts, Inc. (a)	1,363,845
34,350	Forest Laboratories, Inc. (a)	1,397,358
4,000	Gilead Sciences, Inc. (a)	210,520
15,225	Hospira, Inc. (a)	651,326
55,700	Merck & Co., Inc.	1,771,817
9,690	Schering-Plough Corp.	202,037
96,000	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	4,128,960
10,320	Wyeth	475,442
		17,746,872

	Pipelines — 0.8%
13,525	Kinder Morgan, Inc.	1,243,624

	REITS — 0.7%
1,950	Public Storage, Inc. REIT	132,054
13,150	Simon Property Group, Inc. REIT	1,007,685
		1,139,739

	Retail — 10.1%
3,475	Autozone, Inc. (a)	318,831
43,600	Bed Bath & Beyond, Inc. (a)	1,576,140
500	Best Buy Co., Inc.	21,740
15,225	Darden Restaurants, Inc.	591,948
50,550	Lowe’s Cos., Inc.	3,369,663
20,025	Nordstrom, Inc.	748,935
179,070	Starbucks Corp. (a)	5,373,891
885	Target Corp.	48,648
1,550	TJX Cos., Inc.	36,007
76,940	Walgreen Co.	3,405,364
1,695	Wal-Mart Stores, Inc.	79,326
17,395	Yum! Brands, Inc.	815,478
		16,385,971

	Semiconductors — 2.3%
9,500	Broadcom Corp. Class A (a)	447,925
35,695	Intel Corp.	890,947
32,850	National Semiconductor Corp.	853,443
7,100	Nvidia Corp. (a)	259,576
38,225	Texas Instruments, Inc.	1,225,876
675	Xilinx, Inc.	17,017
		3,694,784

	Software — 4.3%
4,375	Autodesk, Inc.	187,906
10,540	Automatic Data Processing, Inc.	483,681
12,750	Citrix Systems, Inc. (a)	366,945
3,500	First Data Corp.	150,535

4

12,050	Intuit, Inc. (a)	642,265
550	Mercury Interactive Corp. (a)	15,285
94,990	Microsoft Corp.	2,483,989
48,625	Oracle Corp. (a)	593,711
75,500	Red Hat, Inc. (a)	2,056,620
		6,980,937

	Telecommunications — 2.4%
1,400	Cisco Systems, Inc. (a)	23,968
36,575	Corning, Inc. (a)	719,065
74,195	Qualcomm, Inc.	3,196,321
		3,939,354

	Transportation — 0.0%
305	United Parcel Service, Inc. Class B	22,921

	TOTAL COMMON STOCKS (COST $156,969,282)	160,768,536

	TOTAL INVESTMENTS — 99.2% (Cost $156,969,282)	160,768,536

	Other Assets and Liabilities (net) — 0.8%	1,282,073

	TOTAL NET ASSETS — 100.0%	$162,050,609

Notes to Schedule of Investments:

ADR - American Depository Receipt
REIT - Real Estate Investment Trust
(a)	Non-income producing security.

See accompanying notes to the financial statements.

5

MGI US Large Cap Growth Equity Fund

Schedule of Investments

December 31, 2005 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	99.2
Other Assets and Liabilities (net)	0.8
100.0%

See accompanying notes to the financial statements.

1

MGI US Large Cap Value Equity Fund

Schedule of Investments

(showing percentage of total net assets)

December 31, 2005 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.8%

	Aerospace & Defense — 2.4%
34,550	Boeing Co.	2,426,792
6,258	General Dynamics Corp.	713,725
20,200	Raytheon Co.	811,030
		3,951,547

	Agriculture — 0.6%
12,600	Monsanto Co.	976,878

	Auto Manufacturers — 0.3%
15,990	Honda Motor Co., Ltd., Sponsored ADR	463,230

	Auto Parts & Equipment — 3.0%
23,300	Johnson Controls, Inc.	1,698,803
43,975	Magna International, Inc. Class A	3,165,760
		4,864,563

	Banks — 3.2%
23,074	Bank of America Corp.	1,064,865
40,900	Bank of New York Co. (The), Inc.	1,302,665
29,300	Comerica, Inc.	1,663,068
10,800	Marshall & IIsley Corp.	464,832
33,600	Mitsubishi UFJ Financial Group, Inc., ADR (a)	459,984
4,600	Wachovia Corp.	243,156
		5,198,570

	Beverages — 1.6%
7,600	Coca-Cola Co. (The)	306,356
17,000	Diageo Plc, Sponsored ADR	991,100
22,200	PepsiCo, Inc.	1,311,576
		2,609,032

	Biotechnology — 0.6%
7,600	Biogen Idec, Inc. (a)	344,508
20,300	MedImmune, Inc. (a)	710,906
		1,055,414

	Chemicals — 0.7%
1,900	Potash Corp. of Saskatchewan	152,418
18,300	Praxair, Inc.	969,168
		1,121,586

	Computers — 3.6%
37,175	Computer Sciences Corp. (a)	1,882,542
24,400	Electronic Data Systems Corp.	586,576
106,075	Hewlett-Packard Co.	3,036,927
93,600	Sun Microsystems, Inc. (a)	392,184
		5,898,229

1

	Cosmetics & Personal Care — 1.8%
49,582	Procter & Gamble Co.	2,869,806

	Diversified Financial Services — 11.8%
11,800	CIT Group, Inc.	611,004
95,196	Citigroup, Inc.	4,619,862
61,800	Fannie Mae	3,016,458
52,419	Freddie Mac	3,425,582
105,048	JPMorgan Chase & Co.	4,169,355
61,175	Morgan Stanley	3,471,069
		19,313,330

	Electric — 2.4%
11,100	Ameren Corp.	568,764
9,500	PG&E Corp.	352,640
13,800	Southern Co. (The)	476,514
65,400	Wisconsin Energy Corp.	2,554,524
		3,952,442

	Electrical Components & Equipment — 1.0%
21,500	Emerson Electric Co.	1,606,050

	Engineering & Construction — 0.6%
12,600	Fluor Corp.	973,476

	Environmental Control — 0.6%
31,500	Waste Management, Inc.	956,025

	Food — 4.7%
38,800	Campbell Soup Co.	1,155,076
5,000	General Mills, Inc.	246,600
13,100	HJ Heinz Co.	441,732
64,200	Kraft Foods, Inc. Class A	1,806,588
72,700	Kroger Co. (The) (a)	1,372,576
136,325	Sara Lee Corp.	2,576,542
		7,599,114

	Forest Products & Paper — 1.1%
55,200	International Paper Co.	1,855,272

	Gas — 1.6%
56,675	Sempra Energy	2,541,307

	Health Care-Products — 1.8%
33,602	Baxter International, Inc.	1,265,115
800	Guidant Corp.	51,800
13,000	Johnson & Johnson	781,300
15,650	Medtronic, Inc.	900,971
		2,999,186

	Health Care-Services — 1.0%
32,250	HCA, Inc.	1,628,625

	Home Furnishings — 2.1%
40,875	Whirlpool Corp.	3,423,690

	Household Products & Wares — 1.2%
13,000	Clorox Co.	739,570
20,500	Kimberly-Clark Corp.	1,222,825
		1,962,395

2

	Insurance — 10.8%
10,700	ACE, Ltd.	571,808
17,400	Aflac, Inc.	807,708
44,975	Allstate Corp. (The)	2,431,798
21,800	American International Group, Inc.	1,487,414
45,500	AON Corp.	1,635,725
1,000	Cigna Corp.	111,700
10,500	Hartford Financial Services Group, Inc.	901,845
51,450	Metlife, Inc.	2,521,050
61,225	Torchmark Corp.	3,404,110
54,775	XL Capital, Ltd. Class A	3,690,740
		17,563,898

	Internet — 0.2%
12,050	IAC/InterActiveCorp. (a)	341,136

	Machinery - Construction & Mining — 0.4%
9,800	Caterpillar, Inc.	566,146

	Machinery - Diversified — 0.4%
10,700	Deere & Co.	728,777

	Media — 1.4%
31,600	Comcast Corp. Class A (a)	811,804
30,300	Tribune Co.	916,878
23,100	Walt Disney Co.	553,707
		2,282,389

	Mining — 1.8%
43,800	Barrick Gold Corp.	1,220,706
31,800	Newmont Mining Corp.	1,698,120
		2,918,826

	Miscellaneous - Manufacturing — 2.7%
5,100	Eaton Corp.	342,159
48,400	General Electric Co.	1,696,420
17,400	Honeywell International, Inc.	648,150
18,300	Pall Corp.	491,538
19,200	Parker Hannifin Corp.	1,266,432
		4,444,699

	Oil & Gas — 3.3%
25,550	BP Plc, Sponsored ADR	1,640,821
65,926	Exxon Mobil Corp.	3,703,063
		5,343,884

	Oil & Gas Services — 1.4%
12,100	Baker Hughes, Inc.	735,438
16,400	Schlumberger, Ltd.	1,593,260
		2,328,698

3

	Pharmaceuticals — 11.1%
65,250	AmerisourceBergen Corp.	2,701,350
119,800	Bristol-Myers Squibb Co.	2,753,004
28,000	GlaxoSmithKline Plc, ADR	1,413,440
25,400	Merck & Co., Inc.	807,974
38,900	Novartis AG, ADR	2,041,472
215,835	Pfizer, Inc.	5,033,272
29,400	Schering-Plough Corp.	612,990
21,000	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	903,210
42,000	Wyeth	1,934,940
		18,201,652

	Pipelines — 0.2%
29,300	El Paso Corp.	356,288

	Retail — 5.9%
24,775	Autozone, Inc. (a)	2,273,106
18,200	CVS Corp.	480,844
103,050	RadioShack Corp.	2,167,142
148,075	TJX Cos., Inc.	3,439,782
28,500	Wal-Mart Stores, Inc.	1,333,800
		9,694,674

	Software — 4.3%
34,100	Automatic Data Processing, Inc.	1,564,849
74,750	Computer Associates International, Inc.	2,107,203
129,150	Microsoft Corp.	3,377,273
		7,049,325

	Telecommunications — 4.9%
57,600	AT&T, Inc.	1,410,624
27,500	BellSouth Corp.	745,250
914,975	Lucent Technologies, Inc. (a)	2,433,834
67,100	Motorola, Inc.	1,515,789
32,300	Sprint Nextel Corp.	754,528
37,600	Verizon Communications, Inc.	1,132,512
		7,992,537

	Transportation — 2.3%
46,575	Union Pacific Corp.	3,749,753

	TOTAL COMMON STOCKS (COST $157,564,404)	161,382,449

	TOTAL INVESTMENTS — 98.8%
	(Cost $157,564,404)	161,382,449

	Other Assets and Liabilities (net) — 1.2%	1,997,098

	TOTAL NET ASSETS — 100.0%	$163,379,547

Notes to Schedule of Investments:

ADR - American Depository Receipt
(a)	Non-income producing security.

See accompanying notes to the financial statements.

4

MGI US Large Cap Value Equity Fund

Schedule of Investments

December 31, 2005 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	98.8
Other Assets and Liabilities (net)	1.2
100.0%

See accompanying notes to the financial statements.

1

MGI US Small/Mid Cap Growth Equity Fund

Schedule of Investments

(showing percentage of total net assets)

December 31, 2005 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.9%

	Aerospace & Defense — 0.0%
400	Alliant Techsystems, Inc. (a)	30,468

	Apparel — 1.6%
1,100	Columbia Sportswear Co.	52,503
6,700	Polo Ralph Lauren Corp.	376,138
44,600	Quiksilver, Inc.	617,264
		1,045,905

	Banks — 3.6%
21,700	East-West Bancorp, Inc.	791,833
15,100	SVB Financial Group (a)	707,284
15,400	Wintrust Financial Corp.	845,460
		2,344,577

	Biotechnology — 2.9%
3,800	Affymetrix, Inc. (a)	181,450
21,000	Celgene Corp. (a)	1,360,800
6,700	Charles River Laboratories International, Inc. (a)	283,879
1,500	Millipore Corp. (a)	99,060
		1,925,189

	Coal — 4.1%
14,100	Consol Energy, Inc.	919,038
22,000	Massey Energy Co.	833,140
11,600	Peabody Energy Corp.	956,072
		2,708,250

	Commercial Services — 3.4%
16,700	Alliance Data Systems Corp. (a)	594,520
400	Corporate Executive Board Co.	35,880
7,300	Education Management Corp. (a)	244,623
3,500	Huron Consulting Group, Inc. (a)	83,965
1,300	ITT Educational Services, Inc. (a)	76,843
1,350	LECG Corp. (a)	23,463
3,800	Robert Half International, Inc.	143,982
7,100	Sotheby’s Holdings Class A (a)	130,356
17,500	Weight Watchers International, Inc. (a)	865,025
		2,198,657

	Computers — 4.2%
6,400	Jack Henry & Associates, Inc.	122,112
5,300	Manhattan Associates, Inc. (a)	108,544
160,400	Maxtor Corp. (a)	1,113,176
21,400	SRA International, Inc. Class A (a)	653,556
26,600	Synopsys, Inc. (a)	533,596
12,900	Western Digital Corp. (a)	240,069
		2,771,053

1

	Diversified Financial Services — 6.4%
6,800	Accredited Home Lenders Holding Co. (a)	337,144
10,800	Affiliated Managers Group (a)	866,700
8,000	Calamos Asset Management, Inc. Class A	251,600
13,500	CapitalSource, Inc. (a)	302,400
4,600	CBOT Holdings, Inc., Class A (a)	431,296
54,300	E*Trade Financial Corp. (a)	1,132,698
16,000	Friedman Billings Ramsey Group, Inc. Class A	158,400
20,200	Lazard, Ltd. Class A	644,380
2,200	Nuveen Investments, Inc. Class A	93,764
		4,218,382

	Electrical Components & Equipment — 1.5%
22,900	Ametek, Inc.	974,166

	Electronics — 3.6%
7,400	Amphenol Corp. Class A	327,524
16,100	FEI Co. (a)	308,637
50,600	Flextronics International, Ltd. (a)	528,264
5,200	Flir Systems, Inc. (a)	116,116
16,800	Sonic Solutions, Inc. (a)	253,848
26,300	Thermo Electron Corp. (a)	792,419
		2,326,808

	Engineering & Construction — 0.4%
6,400	Granite Construction, Inc.	229,824
1,400	Perini Corp. (a)	33,810
		263,634

	Environmental Control — 2.0%
20,900	Republic Services, Inc.	784,795
14,800	Waste Connections, Inc. (a)	510,008
		1,294,803

	Health Care-Products — 2.6%
15,200	Advanced Medical Optics, Inc. (a)	635,360
4,600	Beckman Coulter, Inc.	261,740
2,300	Cooper Cos. (The), Inc.	117,990
18,800	Cytyc Corp. (a)	530,724
3,700	Varian Medical Systems, Inc. (a)	186,258
		1,732,072

	Health Care-Services — 3.8%
16,900	AMERIGROUP Corp. (a)	328,874
22,300	Manor Care, Inc.	886,871
21,300	Triad Hospitals, Inc. (a)	835,599
9,200	Universal Health Services, Inc. Class B	430,008
		2,481,352

	Home Builders — 1.1%
5,300	Meritage Homes Corp. (a)	333,476
1,500	Ryland Group, Inc.	108,195
11,800	Technical Olympic USA, Inc.	248,862
		690,533

	Household Products & Wares — 0.2%
4,100	John H. Harland Co.	154,160

2

	Internet — 6.0%
18,800	aQuantive, Inc. (a)	474,512
12,400	Avocent Corp. (a)	337,156
14,800	Checkfree Corp. (a)	679,320
19,700	CNET Networks, Inc. (a)	289,393
9,600	eResearch Technology, Inc. (a)	144,960
14,700	GSI Commerce, Inc. (a)	221,823
8,500	Infospace, Inc. (a)	219,470
26,700	Monster Worldwide, Inc. (a)	1,089,894
10,900	Openwave Systems, Inc. (a)	190,423
12,700	Sina Corp. (a)	306,832
		3,953,783
	Lodging — 0.3%
3,600	Four Seasons Hotels, Inc.	179,100

	Machinery - Diversified — 1.5%
2,700	Gardner Denver, Inc. (a)	133,110
20,200	Idex Corp.	830,422
		963,532

	Media — 0.6%
4,800	CKX, Inc. (a)	62,400
6,400	Meredith Corp.	334,976
		397,376

	Miscellaneous - Manufacturing — 1.7%
13,800	Actuant Corp. Class A	770,040
6,000	Aptargroup, Inc.	313,200
3,000	Hexcel Corp. (a)	54,150
		1,137,390

	Office Furnishings — 0.7%
16,200	Herman Miller, Inc.	456,678

	Oil & Gas — 3.0%
19,900	Chesapeake Energy Corp.	631,427
22,300	Denbury Resources, Inc. (a)	507,994
3,800	Patterson-UTI Energy, Inc.	125,210
7,700	Pioneer Natural Resources Co.	394,779
3,400	Ultra Petroleum Corp. (a)	189,720
2,400	Whiting Petroleum Corp. (a)	96,000
		1,945,130

	Oil & Gas Services — 1.3%
17,200	Global Industries, Ltd. (a)	195,220
17,000	Smith International, Inc.	630,870
		826,090

3

	Pharmaceuticals — 12.0%
27,100	Abgenix, Inc. (a)	582,921
8,800	Amylin Pharmaceuticals, Inc (a).	351,296
6,500	Barr Pharmaceuticals, Inc. (a)	404,885
21,200	Cephalon, Inc. (a)	1,372,488
23,100	Cubist Pharmaceuticals, Inc. (a)	490,875
51,200	Dendreon Corp. (a)	277,504
30,400	Depomed, Inc. (a)	182,400
73,600	Elan Corp. Plc, Sponsored ADR (a)	1,025,248
12,100	Endo Pharmaceuticals Holdings, Inc. (a)	366,146
40,100	Medarex, Inc. (a)	555,385
21,500	Omnicare, Inc.	1,230,230
23,300	OSI Pharmaceuticals, Inc. (a)	653,332
2,200	Respironics, Inc. (a)	81,554
30,200	Santarus, Inc. (a)	165,496
12,800	Trimeris, Inc. (a)	147,072
		7,886,832

	REITS — 1.2%
4,500	JER Investors Trust, Inc. REIT	76,275
16,000	Mills Corp. (The) REIT	671,040
4,700	NorthStar Realty Finance Corp. REIT	47,893
		795,208

	Retail — 5.5%
2,400	Abercrombie & Fitch Co. Class A	156,432
9,600	Advance Auto Parts (a)	417,216
14,600	AnnTaylor Stores Corp. (a)	503,992
5,700	Circuit City Stores, Inc.	128,763
10,500	Dick’s Sporting Goods, Inc. (a)	349,020
5,200	DSW, Inc. Class A (a)	136,344
3,100	Panera Bread Co. Class A (a)	203,608
5,600	PF Chang’s China Bistro, Inc. (a)	277,928
18,300	Talbots, Inc.	509,106
3,300	Urban Outfitters, Inc. (a)	83,523
19,500	Williams-Sonoma, Inc. (a)	841,425
		3,607,357

	Semiconductors — 9.5%
12,700	Advanced Analogic Technologies, Inc. (a)	175,895
7,080	Agere Systems, Inc. (a)	91,332
54,000	Altera Corp. (a)	1,000,620
32,700	AMIS Holdings, Inc. (a)	348,255
14,500	ATMI, Inc. (a)	405,565
44,600	Brooks Automation, Inc. (a)	558,838
27,900	Cree, Inc. (a)	704,196
20,100	Genesis Microchip, Inc. (a)	363,609
14,500	Intersil Corp. Class A	360,760
44,200	Lattice Semiconductor Corp. (a)	190,944
12,500	Novellus Systems, Inc. (a)	301,500
21,100	Pixelworks, Inc. (a)	107,188
17,200	Power Integrations, Inc. (a)	409,532
45,300	Teradyne, Inc. (a)	660,021
12,400	Varian Semiconductor Equipment Associates, Inc. (a)	544,732
		6,222,987

4

	Software — 6.0%
5,400	Avid Technology, Inc. (a)	295,704
8,400	Cognos, Inc. (a)	291,564
10,535	Concur Technologies, Inc. (a)	135,796
3,700	Global Payments, Inc.	172,457
10,200	Mercury Interactive Corp. (a)	283,458
15,300	Pixar, Inc. (a)	806,616
9,400	Red Hat, Inc. (a)	256,056
11,700	Satyam Computer Services, Ltd., ADR	428,103
5,900	SEI Investments Co.	218,300
16,050	THQ, Inc. (a)	382,793
22,200	Transaction Systems Architects, Inc. Class A (a)	639,138
		3,909,985

	Telecommunications — 6.1%
89,000	Avaya, Inc. (a)	949,630
13,400	Plantronics, Inc.	379,220
115,200	Polycom, Inc. (a)	1,762,560
96,500	RF Micro Devices, Inc. (a)	522,065
9,000	Scientific-Atlanta, Inc.	387,630
		4,001,105

	Transportation — 1.1%
30,600	JB Hunt Transport Services, Inc.	692,784

	TOTAL COMMON STOCKS (COST $60,731,436)	64,135,346

Shares	Description	Value ($)

	INVESTMENT COMPANIES — 1.2%

11,500	iShares Russell 2000 Growth Index Fund	800,630
	TOTAL INVESTMENT COMPANIES (COST $814,060)	800,630

	TOTAL INVESTMENTS — 99.1%
	(Cost $61,545,496)	64,935,976

	Other Assets and Liabilities (net) — 0.9%	582,662

	TOTAL NET ASSETS — 100.0%	$65,518,638

Notes to Schedule of Investments:

ADR - American Depository Receipt
REIT - Real Estate Investment Trust
(a)	Non-income producing security.

See accompanying notes to the financial statements.

5

MGI US Small/Mid Cap Growth Equity Fund

Schedule of Investments

December 31, 2005 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	97.9
Investment Companies	1.2
Other Assets and Liabilities (net)	0.9
100.0%

See accompanying notes to the financial statements.

1

MGI US Small/Mid Cap Value Equity Fund

Schedule of Investments

(showing percentage of total net assets)

December 31, 2005 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.7%

	Advertising — 0.3%
88,300	APAC Customer Services, Inc. (a)	161,589

	Apparel — 2.1%
23,600	Ashworth, Inc. (a)	199,420
19,800	Bakers Footwear Group, Inc. (a)	304,524
26,000	Lacrosse Footwear, Inc. (a)	281,580
107,700	Movie Star, Inc. (a)	58,158
39,200	RG Barry Corp. (a)	241,472
6,300	Steven Madden, Ltd. (a)	184,149
6,600	Tandy Brands Accessories, Inc. (a)	79,200
		1,348,503

	Banks — 9.5%
8,290	Alabama National Bancorporation	536,860
6,800	AmericanWest Bancorp (a)	160,684
10,500	Banc Corp. (The) (a)	119,805
4,150	BOE Financial Services of Virginia, Inc.	146,910
4,356	Columbia Bancorp	96,181
5,050	Mercantile Bank Corp.	194,425
8,050	National Mercantile Bancorp (a)	156,895
3,900	Northrim BanCorp, Inc.	91,455
7,900	Pacific Mercantile Bancorp (a)	137,223
5,350	Shore Financial Corp.	90,950
50,400	Sky Financial Group, Inc.	1,402,128
49,900	South Financial Group (The), Inc.	1,374,246
5,700	Team Financial, Inc.	81,795
7,800	Vail Banks, Inc.	117,000
28,500	Webster Financial Corp.	1,336,650
		6,043,207

	Building Materials — 0.5%
8,100	Aaon, Inc. (a)	145,152
17,800	US Concrete, Inc. (a)	168,744
		313,896

	Chemicals — 5.1%
19,800	Aceto Corp.	130,284
30,500	Cytec Industries, Inc.	1,452,715
17,100	Landec Corp. (a)	133,038
34,800	Lubrizol Corp.	1,511,364
		3,227,401

	Commercial Services — 3.0%
20,900	Carriage Services, Inc. (a)	104,500
40,900	FTI Consulting, Inc. (a)	1,122,296
19,800	HMS Holdings Corp. (a)	151,470
7,600	Learning Tree International, Inc. (a)	97,508
46,400	RCM Technologies, Inc. (a)	236,640
12,300	Remedytemp, Inc. (a)	113,775
79,600	TeamStaff, Inc. (a)	95,520
		1,921,709

1

	Computers — 3.1%
11,400	Astro-Med, Inc.	129,846
19,600	Dot Hill Systems Corp. (a)	135,828
36,500	InFocus Corp. (a)	146,365
92,700	Perot Systems Corp. Class A (a)	1,310,778
21,100	Pomeroy IT Solutions, Inc. (a)	176,185
29,300	Qualstar Corp. (a)	98,155
		1,997,157

	Distribution & Wholesale — 0.6%
23,900	Bell Microproducts, Inc. (a)	182,835
14,100	Huttig Building Products, Inc. (a)	118,440
18,700	Navarre Corp. (a)	103,411
		404,686

	Diversified Financial Services — 0.4%
11,700	Franklin Credit Management Corp. (a)	92,430
11,100	Sanders Morris Harris Group, Inc.	181,929
		274,359

	Electrical Components & Equipment — 0.2%
37,100	Magnetek, Inc. (a)	120,575

	Electronics — 6.1%
57,300	Arrow Electronics, Inc. (a)	1,835,319
47,300	Benchmark Electronics, Inc. (a)	1,590,699
2,400	Fargo Electronics, Inc. (a)	46,200
64,900	Pemstar, Inc. (a)	96,052
15,600	Planar Systems, Inc. (a)	130,572
19,400	SBS Technologies, Inc. (a)	195,358
		3,894,200

	Engineering & Construction — 2.9%
51,600	Granite Construction, Inc.	1,852,956

	Entertainment — 2.1%
34,400	Image Entertainment, Inc. (a)	110,080
35,600	Speedway Motorsports, Inc.	1,234,252
		1,344,332

	Environmental Control — 1.1%
23,500	Clean Harbors, Inc. (a)	677,035

	Food — 4.8%
54,800	Chiquita Brands International, Inc.	1,096,548
8,100	MGP Ingredients, Inc.	95,580
51,400	Smithfield Foods, Inc. (a)	1,572,840
26,900	Spartan Stores, Inc. (a)	280,298
		3,045,266

	Hand & Machine Tools — 1.1%
13,900	Stanley Works (The)	667,756

2

	Health Care-Products — 1.6%
10,506	Cardiac Science Corp. (a)	95,079
31,100	Compex Technologies, Inc. (a)	203,394
26,600	EDAP TMS SA, ADR (a)	147,364
12,000	Medical Action Industries, Inc. (a)	245,280
48,200	Microtek Medical Holdings, Inc. (a)	167,736
27,200	North American Scientific, Inc. (a)	58,480
7,700	SeraCare Life Sciences, Inc. (a)	69,685
		987,018

	Health Care-Services — 7.0%
5,100	America Service Group, Inc. (a)	80,886
28,400	Covalent Group, Inc. (a)	61,912
39,050	Coventry Health Care, Inc. (a)	2,224,288
17,300	Five Star Quality Care, Inc. (a)	136,151
36,400	Lincare Holdings, Inc. (a)	1,525,524
68,800	Metropolitan Health Networks, Inc. (a)	165,120
10,200	National Dentex Corp. (a)	229,908
		4,423,789

	Home Builders — 0.8%
20,000	WCI Communities, Inc. (a)	537,000

	Home Furnishings — 0.9%
14,200	Cobra Electronics Corp. (a)	189,854
37,400	Emerson Radio (a)	114,444
7,800	MITY Enterprises, Inc. (a)	138,996
6,200	Universal Electronics, Inc. (a)	106,826
		550,120

	Household Products & Wares — 3.5%
13,200	Acme United Corp.	184,272
40,200	Scotts Miracle-Gro Co. (The) Class A	1,818,648
9,900	Water Pik Technologies, Inc. (a)	212,553
		2,215,473

	Housewares — 0.1%
40,000	Enesco Group, Inc. (a)	73,600

	Insurance — 7.0%
45,200	Ceres Group, Inc. (a)	233,684
9,200	CRM Holdings, Ltd. (a)	119,692
8,000	Donegal Group, Inc. Class A	185,920
63,600	HCC Insurance Holdings, Inc.	1,887,648
11,900	KMG America Corp. (a)	109,242
46,600	Meadowbrook Insurance Group, Inc. (a)	272,144
16,200	Procentury Corp.	174,150
20,800	Quanta Capital Holdings, Ltd. (a)	106,080
27,300	RenaissanceRe Holdings, Ltd.	1,204,203
6,300	SeaBright Insurance Holdings, Inc. (a)	104,769
11,600	Specialty Underwriters’ Alliance, Inc. (a)	71,456
		4,468,988

	Internet — 0.7%
44,900	answerthink, Inc. (a)	190,825
27,100	SupportSoft, Inc. (a)	114,362
29,100	WatchGuard Technologies (a)	107,670
		412,857

3

	Leisure Time — 0.2%
9,900	Escalade, Inc.	116,523

	Lodging — 0.2%
54,400	Jameson Inns, Inc. REIT (a)	116,960

	Metal Fabricate & Hardware — 0.8%
12,100	Hawk Corp. Class A (a)	177,507
12,700	NN, Inc.	134,620
6,600	Northwest Pipe Co. (a)	176,880
		489,007

	Miscellaneous - Manufacturing — 6.6%
29,900	Aptargroup, Inc.	1,560,780
50,000	Barnes Group, Inc.	1,650,000
11,700	Flanders Corp. (a)	142,272
39,100	Reddy Ice Holdings, Inc.	852,771
		4,205,823

	Office Furnishings — 0.3%
10,500	CompX International, Inc.	168,210

	Oil & Gas — 3.5%
40,400	Cimarex Energy Co. (a)	1,737,604
15,500	Encore Acquisition Co. (a)	496,620
		2,234,224

	Oil & Gas Services — 3.4%
53,400	Maverick Tube Corp. (a)	2,128,524

	Pharmaceuticals — 0.4%
12,900	Matrixx Initiatives, Inc. (a)	270,255

	Retail — 8.1%
59,000	Applebees International, Inc.	1,332,810
29,100	Bombay Co. (The), Inc. (a)	86,136
52,800	Cash America International, Inc.	1,224,432
22,100	Casual Male Retail Group, Inc. (a)	135,473
9,400	Checkers Drive-In Restaurant (a)	142,504
10,800	Dave & Buster’s, Inc. (a)	190,188
8,400	Factory Card & Party Outlet Corp. (a)	52,920
8,400	Finlay Enterprises, Inc. (a)	82,068
56,300	Foot Locker, Inc.	1,328,117
10,800	Gander Mountain Co. (a)	63,936
26,300	PC Mall, Inc. (a)	148,858
8,600	Sharper Image Corp. (a)	83,764
18,900	Shoe Pavilion, Inc. (a)	148,176
34,900	Wet Seal (The), Inc. Class A (a)	154,956
		5,174,338

	Savings & Loans — 0.2%
11,400	Beverly Hills Bancorp, Inc.	118,218

	Semiconductors — 2.4%
37,600	International Rectifier Corp. (a)	1,199,440
10,100	Nanometrics, Inc. (a)	111,200
28,400	Richardson Electronics, Ltd.	205,900
		1,516,540

4

	Software — 2.2%
49,800	Bsquare Corp. (a)	161,352
24,500	DocuCorp International, Inc. (a)	156,065
62,000	Indus International, Inc. (a)	194,680
14,900	JDA Software Group, Inc. (a)	253,449
20,100	Netmanage, Inc. (a)	107,535
23,200	Phoenix Technologies, Ltd. (a)	145,232
24,200	Plato Learning, Inc. (a)	192,148
20,400	QAD, Inc.	155,856
		1,366,317

	Telecommunications — 0.1%
30,700	US LEC Corp. Class A (a)	52,497

	Textiles — 0.0%
9,900	Quaker Fabric Corp. (a)	21,285

	Toys, Games & Hobbies — 0.2%
9,600	Lenox Group, Inc. (a)	127,104

	Transportation — 4.6%
59,500	Pacer International, Inc.	1,550,570
31,000	Yellow Roadway Corp. (a)	1,382,910
		2,933,480

	TOTAL COMMON STOCKS (COST $60,483,193)	62,002,777

	TOTAL INVESTMENTS — 97.7%
	(Cost $60,483,193)	62,002,777

	Other Assets and Liabilities (net) — 2.3%	1,483,731

	TOTAL NET ASSETS — 100.0%	$63,486,508

Notes to Schedule of Investments:

ADR - American Depository Receipt
REIT - Real Estate Investment Trust
(a)	Non-income producing security.

See accompanying notes to the financial statements.

5

MGI US Small/Mid Cap Value Equity Fund

Schedule of Investments

December 31, 2005 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	97.7
Other Assets and Liabilities (net)	2.3
100.0%

See accompanying notes to the financial statements.

1

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments

(showing percentage of total net assets)

December 31, 2005 (Unaudited)

Par Value ($)	Description	Value ($)

	DEBT OBLIGATIONS — 111.3%

	Asset Backed Securities — 8.8%
186,413	Bayview Financial Acquisition Trust, Series 2004-A, Class A, 4.83%, due 02/28/44 (a)	187,053
474,504	Bayview Financial Acquisition Trust, Series 2004-C, Class A1, 4.80%, due 05/28/44 (a)	475,749
564,042	Bear Stearns Asset Backed Securities, Inc., Series 2005-AQ2, Class A1, 4.54%, due 09/25/35 (a)	564,367
600,000	Bear Stearns Asset Backed Securities, Inc., Series 2005-AQ2, Class A2, 4.65%, due 09/25/35 (a)	600,488
600,000	Bear Stearns Asset Backed Securities, Inc., Series 2005-AQ2, Class A3, 4.74%, due 09/25/35 (a)	600,369
368,065	Bear Stearns Asset Backed Securities, Inc., Series 2005-SD4, Class 2A1, 4.78%, due 12/25/42 (a)	368,624
275,000	Capital Auto Receivables Asset Trust, Series 2005-1, Class A4, 4.05%, due 07/15/09	272,146
250,000	Chase Issuance Trust, Series 2004-9A, Class A, 3.22%, due 06/15/10	243,429
225,571	Chase Manhattan Auto Owner Trust, Series 2003-C, Class A3, 2.26%, due 11/15/07	224,049
165,440	Countrywide Asset-Backed Certificates, Series 2004-13, Class AV4, 4.67%, due 06/25/35 (a)	165,635
925,000	Countrywide Asset-Backed Certificates, Series 2005-16, Class 4AV1, 4.48%, due 05/25/36 (a)	924,963
464,573	Countrywide Asset-Backed Certificates, Series 2005-1M2, Class A1, 4.49%, due 01/25/36 (a)	464,860
608,060	Countrywide Asset-Backed Certificates, Series 2005-AB3, Class 2A1, 4.50%, due 02/25/36 (a)	608,534
738,042	Countrywide Home Equity Loan Trust, Series 2005-F, Class 2A, 4.61%, due 12/15/35 (a)	737,961
268,592	Daimler Chrysler Auto Trust, Series 2002-C, Class A4, 3.09%, due 01/08/08	266,632
300,000	Daimler Chrysler Master Owner Trust, Series 2003-A, Class A, 4.42%, due 02/15/08 (a)	300,210
264,003	First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF10, Class A2, 4.78%, due 12/25/32 (a)	264,823
347,123	Ford Credit Auto Owner Trust, Series 2004-A, Class A3, 2.93%, due 03/15/08	343,573
375,000	Ford Credit Auto Owner Trust, Series 2005-A, Class A3, 3.48%, due 11/15/08	370,494
689,855	Greenpoint Mortgage Funding Trust, Series 2005-HE4, Class 2A1, 4.60%, due 07/25/30 (a)	690,282
600,377	Home Equity Mortgage Trust, Series 2005-4, Class A2A, 4.49%, due 01/25/36 (a)	600,778
32,914	Honda Auto Receivables Owner Trust, Series 2003-2, Class A3, 1.69%, due 02/21/07	32,826
231,109	Honda Auto Receivables Owner Trust, Series 2003-5, Class A3, 2.30%, due 10/18/07	229,089
300,000	Honda Auto Receivables Owner Trust, Series 2004-3, Class A3, 2.91%, due 10/20/08	294,307
900,000	Honda Auto Receivables Owner Trust, Series 2005-6, Class A3, 4.85%, due 10/19/09	901,498
266,544	Morgan Stanley ABS Capital I, Series 2005-WMC2, Class A2A, 4.46%, due 02/25/35 (a)	266,747
300,000	Nissan Auto Receivables Owner Trust, Series 2003-C, Class A4, 2.70%, due 12/17/07	297,107
775,000	Nissan Auto Receivables Owner Trust, Series 2005-A, Class A3, 3.54%, due 10/15/08	764,529
165,110	Residential Asset Securities Corp., Series 2000-KS4, Class AII, 4.84%, due 09/25/31 (a)	165,218
991,091	Residential Asset Securities Corp., Series 2005-AHL3, Class A1, 4.48%, due 11/25/35 (a)	991,749
131,564	SLM Student Loan Trust, Series 2003-7, Class A2, 4.52%, due 09/16/13 (a)	131,700
888,171	SLM Student Loan Trust, Series 2004-9, Class A2, 4.22%, due 10/25/12 (a)	886,977
925,000	SLM Student Loan Trust, Series 2005-10, Class A1, 4.53%, due 04/25/12 (a)	922,246

250,000	Standard Credit Card Master Trust, Series 1994-2, Class A, 7.25%, due 04/07/08	251,804
1,172,065	Structured Asset Investment Loan Trust, Series 2005-10, Class A3, 4.47%, due 12/25/35 (a)	1,172,791
525,000	USAA Auto Owner Trust, Series 2005-3, Class A4, 4.63%, due 05/15/12	522,521
252,794	Wachovia Mortgage Loan Trust LLC, Series 2005-WMC1, Class A1, 4.49%, due 10/25/35 (a)	252,968
750,000	World Omni Auto Receivables Trust, Series 2005-A, Class A3, 3.54%, due 06/12/09	739,213
		18,098,309

	Corporate Debt — 15.2%
50,000	Allstate Financial Global Funding, Global Note, 144A, 6.15%, due 02/01/06	50,056
300,000	Altria Group, Inc., 7.00%, due 11/04/13	328,772
180,000	Amerada Hess Corp., 7.30%, due 08/15/31	208,961
100,000	Amerada Hess Corp., Senior Note, 7.13%, due 03/15/33	113,876
10,000	American Real Estate Partners, LP, Senior Note, 8.13%, due 06/01/12	10,425
10,000	American Real Estate Partners, LP/American Real Estate Finance Corp., Senior Note, 144A, 7.13%, due 02/15/13	10,050
170,000	Anadarko Finance Co., 7.50%, due 05/01/31	209,010
170,000	Anheuser-Busch Cos., Inc., 4.95%, due 01/15/14	170,053
260,000	Apache Finance Canada, 4.38%, due 05/15/15	249,930
425,000	ASIF Global Financing, Senior Note, 144A, 3.90%, due 10/22/08	413,776
75,000	Atlantic Marine Corp. Communities LLC, 144A, 5.34%, due 12/01/50	72,770
175,000	BAE Systems Holdings, Inc., Guaranteed Note, 144A, 5.20%, due 08/15/15	171,811
215,000	Bank of America Corp., 4.50%, due 08/01/10	211,495
380,000	Bank of America Corp., 3.88%, due 01/15/08	373,214
50,000	Bank of New York Co. (The), Inc., 3.75%, due 02/15/08	48,877
40,000	Beazer Homes USA, Inc., Senior Note, 8.38%, due 04/15/12	41,800
10,000	BellSouth Corp., 4.75%, due 11/15/12	9,759
25,000	Belvoir Land LLC, 144A, 5.27%, due 12/15/47	24,094
445,000	Berkshire Hathaway Finance Corp., 4.13%, due 01/15/10	432,818
5,000	Bio-Rad Laboratories, Inc., 7.50%, due 08/15/13	5,325
10,000	Bio-Rad Laboratories, Inc., 6.13%, due 12/15/14	9,925
20,000	Bristol-Myers Squibb Co., 6.88%, due 08/01/97	22,808
65,000	BSKYB Finance UK PLC, 144A, 6.50%, due 10/15/35	64,983
15,000	Catalyst Paper Corp., Series D, Senior Note, 8.63%, due 06/15/11	14,400
115,000	Centerpoint Energy, Inc., Series B, 7.25%, due 09/01/10	123,487
25,000	Chesapeake Energy Corp., 6.25%, due 01/15/18	24,625
15,000	Chesapeake Energy Corp., 144A, 6.88%, due 11/15/20	15,263
10,000	Chesapeake Energy Corp., Senior Note, 7.50%, due 06/15/14	10,650
120,000	Chevrontexaco Capital Co., 3.50%, due 09/17/07	117,603
20,000	Chrysler Corp., 7.45%, due 03/01/27	21,765
5,000	Cincinnati Bell, Inc., 7.25%, due 07/15/13	5,225
195,000	Citigroup, Inc., 5.85%, due 12/11/34	203,802
1,080,000	Citigroup, Inc., 4.13%, due 02/22/10	1,050,208
80,000	Citigroup, Inc., 3.63%, due 02/09/09	77,075
630,000	Citigroup, Inc., 3.50%, due 02/01/08	613,644
430,000	Clear Channel Communications, Inc., 5.50%, due 09/15/14	412,160
10,000	Colorado Interstate Gas Co., 144A, 6.80%, due 11/15/15	10,268
105,000	Comcast Cable Communications Holdings, Inc., 8.38%, due 03/15/13	121,703
65,000	Comcast Corp., 7.05%, due 03/15/33	70,394
430,000	Comcast Corp., 6.50%, due 01/15/15	455,218
225,000	Comcast Corp., 6.50%, due 11/15/35	230,049
380,000	ConocoPhillips Holding Co., 6.95%, due 04/15/29	460,062
20,000	Consol Energy, Inc., Senior Note, 7.88%, due 03/01/12	21,925
80,000	Credit Suisse First Boston USA, Inc., 4.88%, due 08/15/10	79,467
25,000	Crown Americas, Inc., Guaranteed Senior Note, 144A, 7.75%, due 11/15/15	26,000
250,000	Daimlerchrysler NA Holdings Corp., 4.05%, due 06/04/08	243,512
20,000	Delhaize America, Inc., 9.00%, due 04/15/31	23,612
100,000	Depfa ACS Bank, 3.63%, due 10/29/08	97,241

20,000	Deutsche Telekom International Finance BV, 8.25%, due 06/15/30 (b)	25,513
80,000	Deutsche Telekom International Finance BV, 5.25%, due 07/22/13	79,697
230,000	Devon Energy Corp., 7.95%, due 04/15/32	297,563
105,000	Devon Financing Corp. ULC, 7.88%, due 09/30/31	133,842
10,000	DirecTV Holdings LLC, Senior Note, 6.38%, due 06/15/15	9,825
200,000	Dominion Resources, Inc., 5.70%, due 09/17/12	203,644
275,000	Dominion Resources, Inc., Series D, Senior Note, 5.13%, due 12/15/09	274,438
15,000	Dominion Resources, Inc., VA, 5.95%, due 06/15/35	14,691
240,000	Duke Energy Corp., 5.63%, due 11/30/12	246,525
20,000	Dynegy Holdings, Inc., Senior Secured Note, 144A, 10.13%, due 07/15/13	22,700
20,000	Eastman Kodak Co., Senior Note, 7.25%, due 11/15/13	19,216
200,000	El Paso Corp., 7.75%, due 01/15/32	201,500
190,000	El Paso Natural Gas Co., 8.38%, due 06/15/32	215,543
190,000	Electronic Data Systems Corp., 7.13%, due 10/15/09	202,060
50,000	Enterprise Products Operating, LP, 4.95%, due 06/01/10	49,078
115,000	EOP Operating, LP, Guaranteed Note, 4.65%, due 10/01/10	111,542
220,000	Exelon Corp., 5.63%, due 06/15/35	208,044
120,000	Firstenergy Corp., Series B, 6.45%, due 11/15/11	127,355
265,000	FirstEnergy Corp., Series C, 7.38%, due 11/15/31	313,675
50,000	Fisher Scientific International, Inc., Senior Subordinated Note, 144A, 6.13%, due 07/01/15	50,250
60,000	Florida Power & Light Co., 5.40%, due 09/01/35	58,770
30,000	Florida Power & Light Co., 4.95%, due 06/01/35	27,521
60,000	Ford Motor Co., 7.45%, due 07/16/31	41,100
1,180,000	Ford Motor Credit Co, 7.38%, due 10/28/09	1,047,360
1,380,000	General Electric Capital Corp., 5.00%, due 11/15/11	1,383,095
300,000	General Electric Capital Corp., 3.50%, due 08/15/07	294,068
420,000	General Electric Capital Corp., (MTN), 4.25%, due 01/15/08	415,316
600,000	General Electric Capital Corp., Series A, (MTN), 3.45%, due 01/15/08 (a)	595,723
850,000	General Electric Capital Corp., Series A, (MTN), 3.13%, due 04/01/09	806,738
1,190,000	General Motors Acceptance Corp., 6.13%, due 08/28/07	1,103,519
40,000	General Motors Acceptance Corp., Global Note, 5.13%, due 05/09/08	35,628
40,000	General Motors Acceptance Corp., Senior Note, 5.85%, due 01/14/09	35,809
120,000	General Motors Acceptance Corp., Senior Note, 5.63%, due 05/15/09	106,842
100,000	General Motors Corp., Senior Note, 8.25%, due 07/15/23	64,750
170,000	Goldman Sachs Group, 4.50%, due 06/15/10	166,298
75,000	HBOS PLC, Senior Note, 144A, (MTN), 3.13%, due 01/12/07	73,747
55,000	HBOS Treasury Services PLC, 144A, 3.50%, due 11/30/07	53,698
75,000	HCA, Inc., 5.50%, due 12/01/09	74,448
55,000	Hertz Corp., Senior Note, 144A, 8.88%, due 01/01/14	56,306
35,000	Historic TW, Inc., Guaranteed Note, 6.95%, due 01/15/28	36,365
370,000	HSBC Finance Corp., 6.38%, due 10/15/11	391,591
410,000	HSBC Finance Corp., 4.63%, due 01/15/08	407,492
15,000	Intelsat Bermuda, Ltd., Senior Note, 144A, 8.70%, due 01/15/12 (a)	15,319
130,000	International Paper Co., 5.50%, due 01/15/14	127,972
47,000	Ispat Inland ULC, 9.75%, due 04/01/14	53,463
210,000	JPMorgan Chase & Co., Global Note, 6.75%, due 02/01/11	225,168
90,000	JPMorgan Chase & Co., Global Subordinated Note, 5.15%, due 10/01/15	88,892
540,000	JPMorgan Chase & Co., Global Subordinated Note, 5.13%, due 09/15/14	535,479
75,000	JPMorgan Chase & Co., Guaranteed Senior Note, 3.63%, due 05/01/08	72,988
25,000	K Hovnanian Enterprises, Inc., 6.25%, due 01/15/16	23,321
65,000	K Hovnanian Enterprises, Inc., Guaranteed Senior Note, 6.25%, due 01/15/15	61,497
5,000	KCS Energy, Inc., Senior Note, 7.13%, due 04/01/12	5,013
360,000	Kerr-McGee Corp., 7.88%, due 09/15/31	428,995
5,000	L-3 Communications Corp., Senior Subordinated Note, 144A, 6.38%, due 10/15/15	5,013
150,000	L-Bank Landeskreditbank Baden-Wuerttemberg Foerderbank, Guaranteed Note, 4.25%, due 09/15/10	147,474
210,000	Lehman Brothers Holdings, Inc., 4.00%, due 01/22/08	206,622
5,000	Lennar Corp., Series B, 5.60%, due 05/31/15	4,836

390,000	Liberty Media Corp., Senior Note, 7.88%, due 07/15/09	412,896
85,000	Liberty Mutual Group, Senior Note, 144A, 6.50%, due 03/15/35	83,195
105,000	Lockheed Martin Corp., 8.50%, due 12/01/29	143,542
25,000	MagnaChip Semiconductor SA, 7.74%, due 12/15/11 (a)	25,500
50,000	MassMutual Global Funding II, 144A, 2.55%, due 07/15/08	47,237
50,000	May Department Stores Co. (The), 8.13%, due 08/15/35	55,389
10,000	May Department Stores Co. (The), 7.88%, due 03/01/30	11,961
25,000	Metlife, Inc., 6.38%, due 06/15/34	27,474
80,000	Metlife, Inc., Senior Note, 5.70%, due 06/15/35	80,583
20,000	MGM Mirage, 6.00%, due 10/01/09	19,975
35,000	Mirant North America LLC, Senior Note, 144A, 7.38%, due 12/31/13	35,569
10,000	Mohegan Tribal Gaming Authority, 6.13%, due 02/15/13	9,875
465,000	Morgan Stanley, 5.05%, due 01/21/11	465,651
340,000	Morgan Stanley, 3.63%, due 04/01/08	331,408
175,000	Morgan Stanley, Global Note, 6.75%, due 04/15/11	188,602
5,000	Movie Gallery, Inc., 11.00%, due 05/01/12	3,925
130,000	Nationwide Building Society, 144A, 4.25%, due 02/01/10	126,793
40,000	New England Telephone & Telegraph Co., 7.88%, due 11/15/29	44,674
50,000	News America, Inc., 7.28%, due 06/30/28	54,826
290,000	News America, Inc., 6.20%, due 12/15/34	289,019
125,000	News America, Inc., Senior Note, 144A, 6.40%, due 12/15/35	126,413
60,000	Norfolk Southern Corp., Senior Note, 7.25%, due 02/15/31	73,012
90,000	Northrop Grumman Corp., 7.88%, due 03/01/26	113,817
50,000	Northrop Grumman Corp., 4.08%, due 11/16/06	49,624
20,000	Northwest Pipeline Corp., 8.13%, due 03/01/10	21,300
15,000	Northwestern Corp., Senior Secured Note, 5.88%, due 11/01/14	15,103
5,000	OMI Corp., 7.63%, due 12/01/13	5,094
45,000	Omnicare, Inc., Senior Subordinated Note, 6.88%, due 12/15/15	45,900
140,000	Pacific Gas & Electric Co., 6.05%, due 03/01/34	145,391
85,000	Petro-Canada, 5.95%, due 05/15/35	86,527
65,000	Progress Energy, Inc., 7.00%, due 10/30/31	72,358
40,000	Progress Energy, Inc., Senior Note, 7.75%, due 03/01/31	48,128
40,000	Protective Life Secured Trust, Series 031, Secured Note, 3.70%, due 11/24/08	38,846
45,000	Prudential Financial, Inc., 4.10%, due 11/15/06 (b)	44,714
10,000	Pulte Homes, Inc., 6.00%, due 02/15/35	8,904
45,000	Pulte Homes, Inc., Guaranteed Senior Note, 5.20%, due 02/15/15	42,408
15,000	Qwest Corp., 7.88%, due 09/01/11	16,238
20,000	Qwest Corp., 144A, 7.74%, due 06/15/13 (a)	21,675
29,000	Raytheon Co., 6.75%, due 08/15/07	29,721
90,000	Reliant Energy, Inc., 6.75%, due 12/15/14	78,975
120,000	Resona Preferred Global Securities/Cayman, 144A, 7.19%, due 12/31/49 (a)	127,536
60,000	Rogers Wireless Communications, Inc., 7.50%, due 03/15/15	65,100
475,000	Rouse Co. (The), 3.63%, due 03/15/09	443,988
40,000	Rouse Co. (The) REIT, 5.38%, due 11/26/13	38,029
15,000	SBC Communications, Inc., 6.45%, due 06/15/34	15,660
70,000	SBC Communications, Inc., 6.15%, due 09/15/34	70,549
80,000	SBC Communications, Inc., Global Note, 5.10%, due 09/15/14	78,286
60,000	Scottish Power Plc, 5.38%, due 03/15/15	60,142
10,000	Service Corp. International, 7.70%, due 04/15/09	10,550
10,000	Smithfield Foods, Inc., 7.00%, due 08/01/11	10,250
100,000	Sprint Capital Corp., 8.75%, due 03/15/32	133,110
520,000	Sprint Capital Corp., 6.00%, due 01/15/07	525,215
50,000	Station Casinos, Inc., Senior Note, 6.00%, due 04/01/12	50,125
5,000	Sungard Data Systems, Senior Note, 144A, 9.13%, due 08/15/13	5,200
95,000	SunTrust Banks, Inc., 4.00%, due 10/15/08	92,889
70,000	SunTrust Banks, Inc., 3.63%, due 10/15/07	68,510
10,000	TCI Communications, Inc., 8.75%, due 08/01/15	12,137
25,000	Teck Cominco Ltd., 6.13%, due 10/01/35	24,808
130,000	Telecom Italia Capital SA, 5.25%, due 10/01/15	126,504
60,000	Telecom Italia Capital SA, Guaranteed Senior Note, 6.00%, due 09/30/34	57,995

330,000	Tele-Communications-TCI Group, 7.13%, due 02/15/28	355,406
60,000	Texas Industries, Inc., Senior Note, 144A, 7.25%, due 07/15/13	62,550
50,000	TIAA Global Markets, Inc., 144A, 3.88%, due 01/22/08	49,055
90,000	Time Warner Cos., Inc., 7.57%, due 02/01/24	98,417
130,000	Time Warner Entertainment Co. LP, 8.38%, due 07/15/33	154,020
200,000	Time Warner, Inc., 7.70%, due 05/01/32	225,608
50,000	Time Warner, Inc., 7.63%, due 04/15/31	55,847
190,000	Time Warner, Inc., 6.88%, due 05/01/12	202,511
5,000	Transcontinental Gas Pipe Line Corp., 8.88%, due 07/15/12	5,750
25,000	TXU Corp., Series O, 4.80%, due 11/15/09	24,172
80,000	TXU Electric Delivery Co., 6.38%, due 01/15/15	85,038
110,000	Tyco International Group SA, 7.00%, due 06/15/28	121,365
590,000	Tyco International Group SA, 6.00%, due 11/15/13	603,615
40,000	Tyco International Group SA, Guaranteed Note, 6.88%, due 01/15/29	43,728
75,000	Tyco International Group SA, Senior Note, 6.38%, due 10/15/11	77,988
10,000	United Rentals North America, Inc., Senior Note, 6.50%, due 02/15/12	9,788
250,000	US Bancorp, (MTN), 3.95%, due 08/23/07	246,857
55,000	Verizon Global Funding Corp., 7.75%, due 12/01/30	65,573
120,000	Verizon Global Funding Corp., 7.38%, due 09/01/12	134,007
50,000	Verizon Global Funding Corp., 5.85%, due 09/15/35	48,350
25,000	Verizon Maryland, Inc., Series B, 5.13%, due 06/15/33	21,069
80,000	Vodafone Group PLC, 7.75%, due 02/15/10	87,699
175,000	Vodafone Group PLC, 5.00%, due 09/15/15	170,774
490,000	Wachovia Corp., 5.25%, due 08/01/14	491,489
190,000	Waste Management, Inc., 6.38%, due 11/15/12	202,701
25,000	WellPoint, Inc., 5.95%, due 12/15/34	25,862
465,000	Wells Fargo & Co., 4.63%, due 08/09/10	459,678
105,000	Wells Fargo & Co., Series G, (MTN), 4.00%, due 08/15/08	103,102
435,000	Wells Fargo & Co., Series J, (MTN), 4.20%, due 01/15/10	423,873
350,000	Weyerhaeuser Co., 6.75%, due 03/15/12	371,956
270,000	Williams Cos., Inc. Series A, 7.50%, due 01/15/31	280,800
55,000	Wind Acquisition Finance SA, Senior Note, 144A, 10.75%, due 12/01/15	57,063
125,000	Wyeth, 144A, 6.00%, due 02/15/36	129,178
35,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.63%, due 12/01/14	34,213
200,000	XTO Energy, Inc., 6.25%, due 04/15/13	212,275
		31,169,085

	Mortgage Backed Securities — 49.5%
762,221	ACE Securities Corp., Series 2005-SD3, Class A, 4.78%, due 08/25/45 (a)	762,692
294,542	American Home Mortgage Investment Trust, Series 2005-4, Class 1A1, 4.67%, due 11/25/45 (a)	293,871
200,000	Banc of America Commercial Mortgage, Inc., Series 2001-1, Class A2, 6.50%, due 04/15/36	211,142
1,255,000	Banc of America Commercial Mortgage, Inc., Series 2002-2, Class A3, 5.12%, due 07/11/43	1,258,122
700,000	Banc of America Commercial Mortgage, Inc., Series 2002-PB2, Class A4, 6.19%, due 06/11/35	737,079
240,000	Banc of America Commercial Mortgage, Inc., Series 2005-3, Class A3, 4.62%, due 07/10/43	232,804
210,000	Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, 5.12%, due 10/10/45	209,179
670,777	Banc of America Funding Corp., Series 2005-E, Class 8A1, 4.40%, due 06/20/35 (a)	680,337
203,272	Bayview Financial Acquisition Trust, Series 2003-F, Class A, 4.88%, due 09/28/43 (a)	203,576
273,634	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-5, Class IIA, 4.01%, due 07/25/34 (a)	265,526
160,000	Bear Stearns Commercial Mortgage Securities, Series 2000-WF2, Class A2, 7.32%, due 10/15/32	173,528
195,000	Bear Stearns Commercial Mortgage Securities, Series 2004-PWR6, Class A6, 4.83%, due 11/11/41 (a)	190,411
702,312	Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A2, 7.76%, due 04/15/32	755,726

109,807	Chevy Chase Master Credit Card Trust, Series 2003-3 Class A1, 3.99%, due 07/25/34	110,004
192,943	Commercial Mortgage Acceptance Corp., Series 1998-C2, Class A2, 6.03%, due 09/15/30	196,123
750,000	Commercial Mortgage Pass Through Certificates, Series 2000-C1, Class A2, 7.42%, due 08/15/33	806,917
100,846	Countrywide Alternative Loan Trust, Series 2004-18CB, Class 2A5, 4.83%, due 09/25/34 (a)	101,065
298,958	Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1, 4.70%, due 11/20/35 (a)	299,501
577,821	Countrywide Alternative Loan Trust, Series 2005-61, Class 1A1, 4.64%, due 12/25/35 (a)	577,398
300,693	Countrywide Alternative Loan Trust, Series 2005-J12, Class 2A1, 4.65%, due 08/25/35 (a)	300,654
269,452	Countrywide Home Equity Loan Trust, Series 2005-G 2A, 4.60%, due 12/15/35 (a)	269,417
144,622	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-29, Class 1A1, 4.65%, due 02/25/35 (a)	144,648
386,294	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-3, Class 1A2, 4.67%, due 04/25/35 (a)	385,599
386,714	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-9, Class 1A1, 4.68%, due 05/25/35 (a)	386,010
281,361	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-R3, AF, 144A, 4.78%, due 09/25/35 (a)	281,361
320,000	CS First Boston Mortgage Securities Corp., 2002-CP5 A2, 4.94%, due 12/15/35	316,333
140,260	DLJ Commercial Mortgage Corp., Series 1998-CF1, Class A1B, 6.41%, due 02/18/31	143,440
135,000	DLJ Commercial Mortgage Corp., Series 1998-CF2, Class A1B, 6.24%, due 11/12/31	139,223
780,000	DLJ Commercial Mortgage Corp., Series 1998-CG1, Class B1, 6.91%, due 06/10/31	821,811
370,000	DLJ Commercial Mortgage Corp., Series 1999-CG2, Class A1B, 7.30%, due 06/10/32	395,662
625,000	DLJ Commercial Mortgage Corp., Series 1999-CG3, Class A1B, 7.34%, due 10/10/32	671,544
340,000	FHLMC, 5.63%, due 11/23/35	344,220
99,785	FHLMC, 5.50%, due 10/01/35	98,922
90,619	FHLMC, 5.00%, due 10/01/18	89,874
219,070	FHLMC, 5.00%, due 07/01/20	216,975
1,054,341	FHLMC, 5.00%, due 08/01/20	1,044,263
1,474,624	FHLMC, 5.00%, due 09/01/20	1,460,528
6,276,200	FHLMC, 5.00%, due 10/01/20	6,216,207
1,624,136	FHLMC, 5.00%, due 11/01/20	1,608,611
1,249,086	FHLMC, 5.00%, due 12/01/20	1,237,146
395,604	FHLMC, 5.00%, due 09/01/35	383,118
325,288	FHLMC, 4.50%, due 05/01/18	317,487
188,351	FHLMC, 4.50%, due 03/01/20	183,344
189,653	FHLMC, 4.50%, due 08/01/20	184,892
1,196,738	FHLMC, 4.50%, due 10/01/35	1,126,305
270,000	FHLMC, 2.00%, due 02/28/06	268,920
100,000	FHLMC TBA, 5.50%, due 01/01/36 (c)	99,094
1,100,000	FHLMC TBA, 5.00%, due 01/01/21 (c)	1,089,000
4,056,837	FHLMC TBA, 5.00%, due 01/01/36 (c)	3,821,581
900,000	FHLMC TBA, 4.50%, due 01/01/21 (c)	875,813
180,000	FHLMC, Series 2531, Class HN, 5.00%, due 12/15/17	177,859
109,153	FHLMC, Series 2630, Class FJ, 4.72%, due 06/15/18 (a)	109,442
169,804	FHLMC, Series 2927, Class BA, 5.50%, due 10/15/33	171,355
136,528	FHLMC, Series 2996, Class MK, 5.50%, due 06/15/35	137,899
466,127	First Union - Chase Commercial Mortgage, Series 1999-C2, Class A-2, 6.65%, due 06/15/31	485,561
353,209	FNMA, 6.00%, due 02/01/34	357,008
99,227	FNMA, 6.00%, due 10/01/35	100,198
795,373	FNMA, 5.50%, due 10/01/18	800,902
836,885	FNMA, 5.50%, due 12/01/18	842,703
92,483	FNMA, 5.50%, due 09/01/19	93,118
142,346	FNMA, 5.50%, due 05/25/27	143,392

438,992	FNMA, 5.50%, due 02/01/34	435,910
1,397,982	FNMA, 5.50%, due 11/01/34	1,386,068
1,248,746	FNMA, 5.50%, due 02/01/35	1,240,343
449,615	FNMA, 5.06%, due 09/01/35 (a)	447,400
490,524	FNMA, 5.04%, due 10/01/35 (a)	489,655
97,311	FNMA, 5.00%, due 09/01/20	96,380
290,151	FNMA, 5.00%, due 10/01/20	287,377
1,986,736	FNMA, 5.00%, due 11/01/33	1,932,565
470,500	FNMA, 5.00%, due 07/01/35	456,042
1,000,000	FNMA, 5.00%, due 11/01/35	968,685
1,399,488	FNMA, 4.50%, due 12/01/19	1,364,333
2,043,926	FNMA, 4.50%, due 03/01/20	1,994,114
99,600	FNMA, 4.50%, due 09/01/35	93,831
566,185	FNMA, 4.20%, due 12/01/34 (a)	555,014
550,000	FNMA, 3.02%, due 06/01/06	546,521
4,397,997	FNMA TBA, 6.00%, due 01/01/36 (c)	4,439,228
6,400,000	FNMA TBA, 5.50%, due 01/01/21 (c)	6,440,000
1,804,766	FNMA TBA, 5.50%, due 01/01/36 (c)	1,787,281
3,400,000	FNMA TBA, 5.00%, due 01/01/21 (c)	3,363,875
9,149,268	FNMA TBA, 5.00%, due 01/01/36 (c)	8,866,207
2,400,000	FNMA TBA, 4.50%, due 01/01/21 (c)	2,335,500
200,000	FNMA TBA, 4.50%, due 01/01/36 (c)	188,375
410,060	FNMA, Series 2005-70, Class KB, 5.50%, due 05/25/35	413,591
125,817	FNMA, Series 2002-T6, Class A1, 3.31%, due 02/25/32	117,528
200,000	FNMA, Series 2004-101, Class AR, 5.50%, due 01/25/35	201,832
166,695	FNMA, Series 2004-99, Class AO, 5.50%, due 01/25/34	167,530
145,991	FNMA, Series 2005-51, Class TA, 5.50%, due 12/25/33	146,553
266,180	FNMA, Series 2005-70, Class GA, 5.50%, due 12/25/34	267,723
234,250	FNMA, Series 2005-80, Class PB, 5.50%, due 04/25/30	236,184
340,000	FNMA, Series 2005-84, Class MB, 5.75%, due 10/25/35	346,464
329,707	FNMA, Series 2005-T2, Class 1A1, 4.20%, due 11/28/35 (a)	329,792
745,000	GE Capital Commercial Mortgage Corp., Series 2002-2A, Class A3, 5.35%, due 08/11/36	755,330
835,000	GMAC Commercial Mortgage Securities, Inc., Series 1999-C1, Class A-2, 6.18%, due 05/15/33	858,326
420,000	GMAC Commercial Mortgage Securities, Inc., Series 2000-C1, Class A2, 7.72%, due 03/15/33	457,282
155,000	GMAC Commercial Mortgage Securities, Inc., Series 2000-C2, Class A2, 7.46%, due 08/16/33	168,108
140,000	GMAC Commercial Mortgage Securities., Inc., Series 2000-C3, Class A2, 6.96%, due 09/15/35	150,752
1,797,888	GNMA, 5.50%, due 02/15/35	1,810,811
675,188	GNMA, 5.00%, due 08/15/33	667,496
514,271	GNMA, 5.00%, due 05/15/34	508,288
71,141	GNMA, 5.00%, due 12/15/34	70,314
300,000	GNMA TBA, 5.50%, due 01/01/36 (c)	301,875
2,800,000	GNMA TBA, 5.00%, due 01/01/36 (c)	2,763,250
245,305	GNMA, Series 2004-65, Class VA, 6.00%, due 06/20/15	251,691
256,527	GS Mortgage Securities Corp. II, Series 1998-C1, Class A3, 6.14%, due 10/18/30	262,700
225,000	GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4, 4.76%, due 07/10/39	218,447
222,026	Harborview Mortgage Loan Trust, Series 2005-10, Class 2A1A, 4.68%, due 11/19/35 (a)	222,347
455,849	Harborview Mortgage Loan Trust, Series 2005-9 Class 2A1A, 4.71%, due 06/20/35 (a)	455,663
800,000	Impac Secured Assets CMN Owner Trust, Series 2005-2, Class A1, 4.70%, due 03/25/36 (a)	799,920
314,068	Indymac Index Mortgage Loan Trust, Series 2005-AR18 Class 2A1B, 5.16%, due 10/25/36 (a)	318,090
250,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIB3 Class A3, 6.47%, due 11/15/35	266,208
170,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIC2, Class A3, 6.43%, due 04/15/35	180,105
750,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2002-CIB5, Class A2, 5.16%, due 10/12/37	751,878

190,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A5, 4.65%, due 01/12/37	185,049
185,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class AM, 4.78%, due 07/15/42	179,233
300,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A4, 4.92%, due 10/15/42 (a)	294,398
150,000	LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A2, 7.95%, due 05/15/25	165,091
140,000	LB-UBS Commercial Mortgage Trust, Series 2000-C4, Class A2, 7.37%, due 08/15/26	152,087
289,479	Lehman XS Trust, Series 2005-5N, Class 1A1, 4.68%, due 11/25/35 (a)	289,335
409,143	Lehman XS Trust, Series 2005-7N, Class 1A1B, 4.68%, due 12/25/35 (a)	409,065
372,174	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, 144A, 4.73%, due 05/25/35 (a)	371,936
520,000	Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class A6, 5.24%, due 11/12/37 (a)	523,240
250,000	Morgan Stanley Dean Witter Capital I, Series 2000-LIFE2, Class A2, 7.20%, due 10/15/33	269,877
227,579	Nationslink Funding Corp., Series 1999-1, Class A2, 6.32%, due 01/20/31	234,536
606,798	New Century Home Equity Loan Trust, Series 2005-B, Class A2A, 4.50%, due 10/25/35 (a)	607,267
298,123	Residential Accredit Loans, Inc., Series 2005-QQ3, Class A1, 4.78%, due 10/25/45 (a)	299,126
692,157	SACO I, Inc., Series 2005-7, Class A, 4.66%, due 09/25/35 (a)	692,641
600,000	Salomon Brothers Mortgage Securities VII, Series 2000-C1, Class A2, 7.52%, due 12/18/09	647,981
765,000	Salomon Brothers Mortgage Securities VII, Series 2002-KEY2, Class A3, 4.87%, due 03/18/36	753,859
246,489	Small Business Administration, Series 2004-P10, Class A 1, 4.50%, due 02/10/14	240,845
887,112	Washington Mutual Asset Securities Corp., Series 2005-C1A, Class A1, 144A, 4.24%, due 05/25/36	872,182
469,758	Washington Mutual, Inc., Series 2005-AR13, Class A1A1, 4.67%, due 10/25/45 (a)	469,155
395,665	Washington Mutual, Inc., Series 2005-AR15, Class A1A1, 4.64%, due 11/25/45 (a)	395,626
395,665	Washington Mutual, Inc., Series 2005-AR15, Class A1A2, 4.66%, due 11/25/45 (a)	394,969
500,000	Washington Mutual, Inc., Series 2005-AR17, Class A1A2, 4.66%, due 12/25/45 (a)	499,920
800,000	Washington Mutual, Inc., Series 2005-AR19, Class A1A1, 4.64%, due 12/25/45 (a)	799,856
1,000,000	Washington Mutual, Inc., Series 2005-AR19, Class A1A2, 4.66%, due 12/25/45 (a)	999,800
277,970	Washington Mutual, Inc., Series 2005-AR8, Class 2A1A, 4.67%, due 07/25/45 (a)	277,561
		101,611,857

	Sovereign Debt Obligations — 2.6%
189,123	Canadian Government, 4.00%, due 12/01/31	251,026
530,000	Queensland Treasury Corp., 6.00%, due 06/14/11	400,188
105,000	Republic of Brazil, 12.25%, due 03/06/30	151,725
310,000	Republic of Brazil, 11.00%, due 08/17/40	399,978
20,000	Republic of Brazil, 8.88%, due 04/15/24	22,350
45,883	Republic of Brazil, 5.25%, due 04/15/12 (a)	45,424
150,000	Republic of Colombia, 11.75%, due 02/25/20	208,125
125,000	Republic of Germany, 4.75%, due 07/04/34	177,736
600,000	Republic of Germany, 4.00%, due 01/04/37	763,547
30,000	Republic of Panama, 9.38%, due 01/16/23	37,725
10,000	Republic of Panama, 9.38%, due 04/01/29	12,625
75,000	Republic of Panama, 8.13%, due 04/28/34	84,000
70,000	Republic of Panama, 7.13%, due 01/29/26	71,225
160,000	Republic of Peru, 8.75%, due 11/21/33	180,800
24,600	Republic of Peru, 5.00%, due 03/07/17 (a)	23,678
740,000	Russian Federation, Reg S, 5.00%, due 03/31/30 (b)	837,221
110,000	United Mexican States, 9.50%, due 12/18/14	11,145
40,000	United Mexican States, 8.38%, due 01/14/11	45,700

305,000	United Mexican States, 8.13%, due 12/30/19	375,150
680,000	United Mexican States, 8.00%, due 12/19/13	63,118
1,010,000	United Mexican States, 7.50%, due 04/08/33	1,198,365
		5,360,851

	U.S. Government and Agency Obligations — 35.2%
725,000	Federal Home Loan Bank, 3.63%, due 10/19/07	711,465
770,000	Federal Home Loan Bank, 3.05%, due 03/07/07	755,190
200,000	FNMA, 6.34%, due 10/16/07	205,459
225,000	FNMA, 5.00%, due 03/02/15	221,579
145,931	FNMA, 5.00%, due 01/01/18	144,648
375,000	FNMA, 4.00%, due 10/16/06	372,945
565,000	FNMA, 4.00%, due 01/26/09	553,516
795,000	FNMA, 3.29%, due 11/30/06	784,948
350,000	FNMA, 2.71%, due 01/30/07	342,589
50,000	FNMA, 2.35%, due 04/29/06	49,644
425,000	U.S. Treasury Bond, 8.75%, due 08/15/20	611,535
1,175,000	U.S. Treasury Bond, 8.50%, due 02/15/20	1,648,672
100,000	U.S. Treasury Bond, 8.13%, due 08/15/19	135,695
525,000	U.S. Treasury Bond, 8.00%, due 11/15/21	723,454
5,425,000	U.S. Treasury Bond, 6.25%, due 08/15/23	6,479,913
1,950,000	U.S. Treasury Bond, 6.13%, due 08/15/29	2,375,878
175,000	U.S. Treasury Bond, 6.00%, due 02/15/26	206,418
130,000	U.S. Treasury Bond, 5.50%, due 08/15/28	146,215
740,000	U.S. Treasury Bond, 5.38%, due 02/15/31	831,460
1,970,320	U.S. Treasury Inflation Indexed Bond, 3.63%, due 04/15/28	2,542,330
2,478,032	U.S. Treasury Inflation Indexed Bond, 1.88%, due 07/15/15	2,437,766
1,976,557	U.S. Treasury Inflation Indexed Bond, 0.88%, due 04/15/10	1,879,660
2,220,000	U.S. Treasury Note, 4.50%, due 11/15/10	2,232,663
2,555,000	U.S. Treasury Note, 4.50%, due 11/15/15	2,576,758
2,025,000	U.S. Treasury Note, 4.38%, due 11/15/08	2,025,950
13,105,000	U.S. Treasury Note, 4.25%, due 10/31/07	13,070,704
2,025,000	U.S. Treasury Note, 4.25%, due 11/30/07	2,019,701
4,575,000	U.S. Treasury Note, 4.25%, due 10/15/10	4,552,486
4,700,000	U.S. Treasury Note, 4.13%, due 08/15/10	4,655,204
1,850,000	U.S. Treasury Note, 4.00%, due 08/31/07	1,838,293
535,000	U.S. Treasury Note, 4.00%, due 09/30/07	531,448
3,150,000	U.S. Treasury Note, 4.00%, due 04/15/10	3,105,213
1,405,000	U.S. Treasury Note, 3.88%, due 07/31/07	1,394,024
3,330,000	U.S. Treasury Note, 3.88%, due 02/15/13	3,228,671
3,100,000	U.S. Treasury Note, 2.50%, due 09/30/06	3,057,254
3,825,000	U.S. Treasury Note, 2.50%, due 10/31/06	3,767,177
		72,216,525

	TOTAL DEBT OBLIGATIONS (COST $228,233,404)	228,456,627

Number of Contracts	Description	Value ($)

	CALL OPTIONS PURCHASED — 0.0%

	Future Options — 0.0%
17,500	Euro 1-Year Mid Curve Futures, Strike Price $95.00, expires 09/18/2006	5,031

	TOTAL CALL OPTIONS PURCHASED (COST $5,460)	5,031

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 2.1%

	U.S. Government and Agency Obligations — 1.9%
$3,800,000	FHLMC, 3.50%, due 01/03/06	3,798,892
80,000	FNMA, 4.33%, due 05/15/06 (d)	78,701
		3,877,593

	Commercial Paper — 0.2%
$150,000	SBC Communications, Inc., 144A, 4.39%, due 06/05/06	150,222
300,000	Toyota Motor Credit Corp., 4.24%, due 01/23/06	299,187
		449,409

	TOTAL SHORT-TERM INVESTMENTS (COST $4,327,002)	4,327,002

	TOTAL INVESTMENTS — 113.4%
	(Cost $232,565,866)	232,788,660

	Other Assets and Liabilities (net) — (13.4%)	(27,580,794)

	TOTAL NET ASSETS — 100.0%	$205,207,866

Notes to Schedule of Investments:

144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers

AUD - Australian Dollar
CAD - Canadian Dollar
EUR - Euro Dollar
MTN - Medium Term Note
MXN - Mexican Peso
REIT - Real Estate Investment Trust
TBA - To Be Announced
(a)	Floating rate note. Rate shown is as of December 31, 2005.
(b)	Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(c)	When-issued security.
(d)	All or a portion of security held as collateral for open futures contracts.

See accompanying notes to the financial statements.

A summary of outstanding financial instruments at December 31, 2005 is as follows:

Forward Currency Contracts

				Net Unrealized
Settlement		Units of		Appreciation
Date	Deliver/Receive	Currency	Value	(Depreciation)

Buys

2/08/06	EUR	1,345,029	$1,589,678	$2,544

Sales

2/08/06	AUD	553,055	$405,245	$(4,231)
2/08/06	CAD	287,932	246,749	(5,108)
1/20/06	EUR	804,195	949,470	14,640
2/08/06	EUR	1,345,171	1,589,846	(11,449)
1/27/06	MXN	1,054,970	98,877	(2,913)
				$(9,061)

Futures Contracts

Number				Net Unrealized
of		Expiration	Contract	Appreciation
Contracts	Type	Date	Value	(Depreciation)

Buys

20	Euro 90 Day	March 2006	$4,761,250	$(15,525)
41	Euro 90 Day	September 2006	9,753,900	(5,267)
6	Euro 90 Day	December 2006	1,428,075	(6,330)
26	Euro 90 Day	March 2007	6,191,250	4,542
9	Euro 90 Day	June 2007	2,143,462	1,721
9	Euro 90 Day	September 2007	2,143,463	1,914
8	U.S. Long Bond	March 2006	913,500	15,889

19	U.S. Treasury Note 10 Yr.	March 2006	2,078,719	21,694
5	U.S. Treasury Note 2 Yr.	March 2006	1,025,938	1,428
51	U.S. Treasury Note 5 Yr.	March 2006	5,423,531	26,440
				$46,506

Sales

29	Euro BOBL	March 2006	$3,274,390	$546
16	U.S. Long Bond	March 2006	1,827,000	(30,853)
73	U.S. Treasury Note 10 Yr.	March 2006	7,986,657	(67,053)
51	U.S. Treasury Note 5 Yr.	March 2006	5,423,531	(24,483)
				$(121,843)

WRITTEN OPTIONS

	Number of	Premium	Value at December
Type of Contract	Contracts	Received	31, 2005
CALL - EURO 1-YEAR MID-CURVE FUTURES	(17,500)	$(3,465)	$(2,931)
Strike @ $95.250
Expires 9/18/2006
CALL - US TREASURY 10-YEAR FUTURES	(2,000)	(1,053)	(1,125)
Strike @ $110.000
Expires 2/24/2006
CALL - US TREASURY 10-YEAR FUTURES	(6,000)	(4,095)	(6,281)
Strike @ $109.000
Expires 2/24/2006
TOTAL		$(8,613)	$(10,337)

Asset Class Summary	% of Total Net Assets
Debt Obligations	111.3%
Short-Term Investments	2.1
Call Options Purchased	0.0
Forward Currency Contracts	0.0
Future Contracts	(0.0)
Written Option Contracts	(0.0)
Other Assets and Liabilities (net)	(13.4)
100.0%

See accompanying notes to the financial statements.

MGI US Short Maturity Fixed Income Fund

Schedule of Investments

(showing percentage of total net assets)

December 31, 2005 (Unaudited)

Par Value ($)	Description	Value ($)

	DEBT OBLIGATIONS — 96.9%

	Municipal Obligations — 6.0%
80,000	Antigo, WI, 5.38%, due 09/01/07	80,452
100,000	California Statewide Communities Development Authority, (Butte County Workers), 3.59%, due 05/01/08	98,290
135,000	California Statewide Communities Development Authority, Series A1, 4.00%, due 11/15/06	134,160
95,000	Chicago, IL, (Pilsen Redevelopment), 4.35%, due 06/01/13	93,489
115,060	Haverstraw, NY, (Letchworth Property), 4.15%, due 05/17/06	115,060
70,000	Jefferson County, AL, Economic & Industrial Development Authority, Series B,, 3.55%, due 03/01/09	67,383
80,000	Melbourne, FL, 3.70%, due 10/01/06	79,398
100,000	New Orleans, LA, Finance Authority, 4.55%, due 07/15/21 (a)	100,000
35,000	Ohio Housing Finance Agency, 7.90%, due 10/01/14	35,804
		804,036

	Asset Backed Securities — 21.9%
123,231	Aegis Asset Backed Securities Trust, Series 2005-4N, Class N1, 144A, 4.50%, due 10/25/35	121,999
179,914	AmeriCredit Automobile Receivables Trust, Series 2002-A, Class A4, 4.61%, due 01/12/09	179,864
42,738	AmeriCredit Automobile Receivables Trust, Series 2003-DM, Class A3A, 2.14%, due 12/06/07	42,713
180,000	Capital One Auto Finance Trust, Series 2004-A, Class A3, 3.07%, due 07/15/08	178,464
77,758	Centex Home Equity, Series 1999-2, Class A6, 6.60%, due 06/25/30	78,386
73,000	Centex Home Equity, Series 2005-C, Class AF3, 4.33%, due 06/25/35 (b)	71,492
150,910	Chase Manhattan Auto Owner Trust, Series 2004-A, Class A3, 2.08%, due 05/15/08	149,301
164,000	Countrywide Asset-Backed Certificates, Series 2005-7, Class AF2, 4.37%, due 11/25/35 (a)	161,572
64,939	Countrywide Home Equity Loan Trust, Series 2004-C, 4.59%, due 01/15/34 (a)	65,022
75,000	Discover Card Master Trust I, Series 2001-6, Class A, 5.75%, due 12/15/08	75,374
300,000	Harley-Davidson Motorcycle Trust, Series 2005-1, Class A2, 3.76%, due 12/17/12	294,292
118,890	Household Automotive Trust, Series 2002-3, Class A4A, 3.44%, due 05/18/09	117,952
103,558	JP Morgan Mortgage Acquisition Corp., Series 2005-FRE1, Class A2F1, 5.38%, due 10/25/35 (b)	103,590
152,460	MASTR Asset Backed Securities Trust, Series 2005-AB1, Class A1B, 5.14%, due 11/25/35 (b)	152,220
40,762	MMCA Automobile Trust, Series 2002-2, Class A4, 4.30%, due 03/15/10	40,668
130,060	Navistar Financial Corp. Owner Trust, Series 2004-A, Class A3, 2.01%, due 08/15/08	128,362
140,000	Navistar Financial Corp. Owner Trust, Series 2004-B, Class A3, 3.13%, due 05/15/09	136,920
136,507	Onyx Acceptance Grantor Trust, Series 2004-B, Class A3, 3.09%, due 09/15/08	135,592
47,003	Park Place Securities NIM Trust, Series 2005-WCW1, Class A, 144A, 4.25%, due 09/25/35	46,621
50,000	Pemex Finance, Ltd., Series 2000-1, Class 11NT, 9.03%, due 02/15/11	54,640
119,067	Residential Asset Mortgage Products, Inc., Series 2004-RS7, Class AI2, 4.00%, due 09/25/25	118,658
100,000	Residential Asset Mortgage Products, Inc., Series 2005-RZ2, Class AI3, 4.65%, due 05/25/35 (a)	100,181
99,306	Securitized Asset Backed NIM Trust, Series 2005-FR4, Class NIM, 144A, 6.00%, due 01/25/36	99,244
3,656	USAA Auto Owner Trust, Series 2004-2, Class A2, 2.41%, due 02/15/07	3,655
13,332	Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A2, 4.77%, due 10/07/18	13,329

1

40,082	Wachovia Auto Owner Trust, Series 2004-B, Class A2, 2.40%, due 05/21/07	40,026
100,000	WFS Financial Owner Trust, Series 2004-2, Class A3, 2.85%, due 09/22/08	99,405
70,436	WFS Financial Owner Trust, Series 2004-4, Class A2, 2.50%, due 12/17/07	70,227
38,633	World Omni Auto Receivables Trust, Series 2004-A, Class A2, 2.58%, due 07/12/07	38,593
		2,918,362

	Corporate Debt — 12.1%
85,000	Ameren Corp., Senior Note, 4.26%, due 05/15/07	83,810
65,000	American Electric Power Co., Inc., Senior Note, 4.71%, due 08/16/07 (b)	64,622
20,000	American General Finance Corp., Senior Note, (MTN), 4.88%, due 05/15/10	19,847
130,000	American General Finance Corp., Senior Note, (MTN), 3.00%, due 11/15/06	128,012
105,000	Ameritech Capital Funding, 6.25%, due 05/18/09	108,394
65,000	ASIF Global Financing XVII, Senior Note, 144A, 3.85%, due 11/26/07	63,774
45,000	Cinergy Global Resources, Guaranteed Note, 144A, 6.20%, due 11/03/08	46,413
80,000	Comcast MO of Delaware, Inc., Senior Subordinated Note, 9.00%, due 09/01/08	87,457
26,000	DaimlerChrysler NA Holding Corp., Series E, (MTN), 4.78%, due 10/31/08	26,035
60,000	DTE Energy Co., Senior Note, 5.63%, due 08/16/07	60,474
75,000	Duke Capital LLC, Senior Note, 4.30%, due 05/18/06	74,828
60,000	Enterprise Products Operating, LP, 4.95%, due 06/01/10	58,893
261,000	Ford Motor Credit Co., 6.50%, due 01/25/07	252,572
29,000	General Motors Acceptance Corp., Global Note, 6.13%, due 09/15/06	28,174
130,000	Halliburton Co., (MTN), 6.00%, due 08/01/06	130,656
72,000	Merrill Lynch & Co., Inc., (MTN), 4.79%, due 08/04/10	71,262
65,000	Mizuho Preferred Capital Co. LLC, Series A, 144A, 8.79%, due 12/29/49 (a)	70,310
55,000	Sempra Energy, Senior Note, 4.62%, due 05/17/07	54,628
55,000	SLM Corp., Series A, (MTN), 4.34%, due 07/27/09 (a)	54,993
130,000	Tyco International Group SA, Guaranteed Note, 6.38%, due 02/15/06	130,216
		1,615,370

	Mortgage Backed Securities — 20.6%
123,612	ABN Amro Mortgage Corp., Series 2003-4, Class A5, 4.75%, due 03/25/33	123,017
55,202	AQ Finance NIM Trust, Series 2005-RN8, Class A, 144A, 4.50%, due 10/25/35	54,788
111,127	Cendant Mortgage Corp., Series 2003-9, Class 1A1, 5.25%, due 11/25/33	111,087
67,353	Chase Commercial Mortgage Securities Corp., Series 1996-2, Class A2, 6.90%, due 11/19/28	67,285
48,472	Chase Mortgage Finance Corp., Series 2004-S3, Class 2A1, 5.25%, due 03/25/34	48,410
103,028	Countrywide Alternative Loan Trust, Series 2002-11, Class A4, 6.25%, due 10/25/32	102,796
64,306	Countrywide Alternative Loan Trust, Series 2003-6T2, Class A2, 5.00%, due 06/25/33	64,135
56,370	Countrywide Alternative Loan Trust, Series 2004-2CB, Class 1A1, 4.25%, due 03/25/34	55,701
80,000	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-19, Class A2, 5.25%, due 10/25/34	79,888
85,785	CS First Boston Mortgage Securities Corp., Series 2003-17, Class 4A1, 5.50%, due 06/25/33	85,692
32,655	FHLMC, Series 2391, Class QT, 5.50%, due 05/15/15	32,708
51,310	FHLMC, Series 2552, Class KB, 4.25%, due 06/15/27	50,947
76,736	FHLMC, Series 2612, Class LJ, 4.00%, due 07/15/22	75,982
135,000	FHLMC, Series 2687, Class PD, 5.50%, due 11/15/26	135,163
115,000	FHLMC, Series 2752, Class PW, 4.00%, due 04/15/22	112,824
100,000	FHLMC, Series 2849, Class AJ, 5.00%, due 05/15/18	100,152
78,021	First Horizon Asset Securities, Inc., Series 2002-7, Class 2A, 5.25%, due 12/25/17	77,750

2

200,000	First Union - Chase Commercial Mortgage, Series 1999-C2, Class D, 7.06%, due 06/15/31	211,169
107,910	FNMA, 6.50%, due 02/01/22	111,570
58,300	FNMA, 5.50%, due 07/01/23	58,330
55,476	FNMA, Series 1998-M6, Class A2, 6.32%, due 08/15/08	56,973
30,000	FNMA, Series 2002-73, Class OC, 5.00%, due 04/25/14	29,982
82,559	FNMA, Series 2002-85, Class QV, 4.00%, due 03/25/24	81,650
140,000	FNMA, Series 2003-106, Class WB, 4.50%, due 10/25/15	138,870
43,332	FNMA, Series 2003-63, Class GU, 4.00%, due 07/25/33	42,689
68,109	FNMA, Series 2003-W3, Class 2A3, 4.16%, due 06/25/42	67,750
85,000	FNMA, Series 2004-W4, Class A2, 5.00%, due 06/25/34	84,743
21,556	FNMA, Series 2005-48, Class OH, 5.00%, due 07/25/26	21,516
41,168	LB-UBS Commercial Mortgage Trust, Series 2002-C2, Class A1, 3.83%, due 06/15/26	40,967
76,723	MASTR Alternative Loans Trust, Series 2004-3, Class 2A1, 6.25%, due 04/25/34	77,611
65,000	Nationslink Funding Corp., Series 1999-2, Class F, 144A, 5.00%, due 06/20/31	63,935
99,787	Opteum Mortgage Acceptance Corp., Series 2005-5, Class 2A1A, 5.47%, due 12/25/35	99,777
63,401	Residential Asset Securitization Trust, Series 2003-A15, Class 2A1, 5.25%, due 02/25/34	63,298
57,177	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-18, Class 9A1, 5.25%, due 09/25/35	56,869
49,778	Washington Mutual, Inc., Series 2004-S3, Class 2A1, 5.50%, due 07/25/34	49,614
		2,735,638

	U.S. Government and Agency Obligations — 36.3%
10,000	U.S. Treasury Note, 5.00%, due 08/15/11	10,325
3,631,000	U.S. Treasury Note, 4.00%, due 08/31/07	3,608,023
401,000	U.S. Treasury Note, 3.88%, due 05/15/10	393,529
829,000	U.S. Treasury Note, 3.38%, due 02/15/08	812,194
		4,824,071

	TOTAL DEBT OBLIGATIONS (COST $12,959,451)	12,897,477

	TOTAL INVESTMENTS — 96.9%
	(Cost $12,959,451)	12,897,477

	Other Assets and Liabilities (net) — 3.1%	410,120

	TOTAL NET ASSETS — 100.0%	$13,307,597

Notes to Schedule of Investments:

144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers

MTN - Medium Term Note
(a)	Floating rate note. Rate shown is as of December 31, 2005.
(b)	Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

See accompanying notes to the financial statements.

3

MGI US Short Maturity Fixed Income Fund

Schedule of Investments

December 31, 2005 (Unaudited)

Asset Class Summary	% of Total Net Assets
Debt Obligations	96.9
Other Assets and Liabilities (net)	3.1
100.0%

See accompanying notes to the financial statements.

1

MGI Funds

Notes to Financial Statements

December 31, 2005 (Unaudited)

1.                                      Organization

MGI Funds (the “Trust”) consists of seven series as follows: MGI US Large Cap Growth Equity Fund (“Large Cap Growth”), MGI US Large Cap Value Equity Fund (“Large Cap Value”), MGI US Small/Mid Cap Growth Equity Fund (“Small/Mid Cap Growth”), MGI US Small/Mid Cap Value Equity Fund (“Small/Mid Cap Value”), MGI Non-US Core Equity Fund (“Non-US Core Equity”), MGI Core Opportunistic Fixed Income Fund (“Core Opportunistic”), and MGI US Short Maturity Fixed Income Fund (“Short Maturity”), collectively referred to as “the Funds”. The Trust is a Delaware statutory trust, established on March 11, 2005. The Trust is registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”). The Funds are managed by Mercer Global Investments, Inc. (the “Advisor”) and are classified as “non-diversified” for the purposes of the 1940 Act which means that each Fund is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

The investment objectives of the Funds are:

Fund	Investment Objective
Large Cap Growth	Capital appreciation and income
Large Cap Value	Capital appreciation and income
Small/Mid Cap Growth	Capital appreciation
Small/Mid Cap Value	Capital appreciation
Non-US Core Equity	Capital appreciation and income
Core Opportunistic	Current income and capital appreciation
Short Maturity	Safety of principal, moderate level of income

Large Cap Growth, Large Cap Value, Small/Mid Cap Growth, Small/Mid Cap Value and Core Opportunistic commenced operations on August 15, 2005. Short Maturity commenced operations on August 22, 2005. As of December 31, 2005, Non-US Core Equity had not commenced operations.

Each Fund offers interest in four classes of shares: Class S, Class Y-1, Class Y-2 and Class Y-3. The principal difference in the classes of shares is the level of shareholder service, marketing and administrative fees borne by the classes. As of December 31, 2005 only Class Y-3 had commenced operations in each of the Funds.

2.                                      Significant Accounting Policies

The following is a summary of the significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which are consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation

Portfolio securities listed on an exchange normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by the Advisor or a subadvisor as the primary market. Securities traded in the over-the-counter market and listed on the Nasdaq Stock Market (“Nasdaq”) normally are valued at the Nasdaq Official Closing Price (“NOCP”); other over-the-counter securities are valued at the last bid price available to valuation (other than short-term investments that mature in 60 days or less, which are valued as described below).

Where market quotations are readily available, portfolio securities are valued based on market quotations, provided those quotations adequately reflect, in the judgment of the Advisor or a subadvisor, the fair value of the security. Where those market quotations are not readily available, securities valued based on appraisals received from a pricing service using a computerized matrix system or based on appraisals derived from information concerning the securities and other assets are valued at fair value as determined in good faith by or under the direction of the Board of Trustees (the “Board”). It should be recognized that judgment often plays a greater role in valuing thinly traded securities, including many lower rated bonds, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining until maturity, unless the Board determines that this does not represent fair value.

The application of fair value pricing represents a good faith determination based on specific procedures. There can be no assurance that a Fund could obtain the fair value assigned to the security if the Fund were able to sell the security at approximately the time at which the Fund determines its net asset value (“NAV”) per share.

Cash and short term investments

A Fund may invest a portion of its assets in short-term debt securities (including repurchase agreements and reverse repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities and banks and finance companies, which may be denominated in any currency.

A Fund may invest a portion of its assets in shares issued by money market mutual funds. A Fund also may invest in collective investment vehicles that are managed by an unaffiliated investment manager, pending investment of the Fund’s assets in portfolio securities. When unusual market conditions warrant, a Fund may make substantial temporary defensive investments in cash equivalents, up to a maximum of 100% of its net assets. Cash equivalent holdings may be in any currency. When a Fund invests for temporary defensive purposes, such investments may affect the Fund’s ability to achieve its investment objective.

Securities lending

A Fund may lend its portfolio securities to qualified broker-dealers and financial institutions pursuant to agreements, provided:  (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Collateral will consist of U.S. and non-U.S. securities or cash equivalents. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of a borrower of a Fund’s portfolio securities. A Fund may not retain voting rights on securities while they are on loan.

The Funds participate in a securities lending program under which the Funds’ custodian, Investors Bank & Trust Company (the “Custodian”), is authorized to lend Fund portfolio securities to qualified institutional investors that post appropriate collateral. The Custodian receives a portion of the interest earned on any reinvested collateral. As of December 31, 2005 the Funds did not have any securities out on loan.

Repurchase agreements

A Fund may enter into a repurchase agreement where it purchases securities from a bank or broker-dealer and simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement. The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements are considered under the 1940 Act to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund. Repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily. A Fund may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreement, together with any other illiquid securities held by the Fund, would exceed 15% of the value of the net assets of the Fund. At December 31, 2005 the Funds did not have any open repurchase agreements.

Reverse repurchase agreements

A Fund may enter into reverse repurchase agreements which involve sales of portfolio securities of a Fund to member banks of the Federal Reserve System or securities dealers believed to be creditworthy, concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price, which is generally equal to the original sales price plus interest. A Fund retains record ownership and the right to receive interest and principal payments on the portfolio securities involved. In connection with each reverse repurchase agreement transaction, a Fund will direct the Custodian to designate cash, U.S. government securities, equity securities and/or investment and non-investment grade debt securities as segregated assets of the Fund in an amount equal to the repurchase price. When engaging in (or purchasing) reverse repurchase agreements, when-issued securities, options, futures, forward contracts or other derivative transactions, a Fund will cause the Custodian to earmark on the Custodian’s books cash, U.S. government securities or other liquid portfolio securities, which shall be unencumbered and marked-to-market daily.

A reverse repurchase agreement involves the risk that the market value of the securities retained by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Reverse repurchase agreements are considered borrowings by a Fund and as such, are subject to the same investment limitations. At December 31, 2005 the Funds did not have any open reverse repurchase agreements.

Swaps

A Fund may engage in swaps, including, but not limited to, interest rate, currency, credit default and index swaps and the purchase or sale of related caps, floors, collars, and other derivative instruments. A Fund expects to enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio’s duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal. Currency swaps involve the exchange of cash flows on a notional amount based on changes in the values of referenced currencies.

The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return with a predetermined range of interest rates or values.

The use of swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. If a subadvisor is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of a Fund will be less favorable than it would have been if this investment technique were never used. Swaps do not involve the delivery of securities or other underlying assets or principal, and are subject to counterparty risk. If the other party to a swap defaults and fails to consummate the transaction, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. Under Internal Revenue Service Rules, any lump sum payment received or due under the notional principal contract must be amortized over the life of the contract using the appropriate methodology prescribed by the Internal Revenue Service.

The equity swaps in which a Fund may invest involve agreements with a counterparty. The return to a Fund on any equity swap contract will be the total return on the notional amount of the contract as if it were invested in the stocks comprising the contract index in exchange for an interest component based on the notional amount of the agreement. A Fund will only enter into an equity swap contract on a net basis, i.e., the two parties’ obligations are netted out, with the Fund paying or receiving, as the case may be, only the net amount of the payments. Payments under an equity swap contract may be made at the conclusion of the contract or periodically during its term.

If there is a default by the counterparty to a swap contract, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that a swap contract counterparty will be able to meet its obligations pursuant to a swap contract or that, in the event of a default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in, or prevented from, obtaining payments owed to it pursuant to a swap contract. However, the amount at risk is only the net unrealized gain, if any, on the swap, not the entire notional amount. The subadvisor that enters into the swap agreement will closely monitor, subject to the oversight of the Board, the creditworthiness of swap counterparties in order to minimize the risk of swaps.

At December 31, 2005 the Funds had no open swap contracts.

Futures

A Fund may enter into contracts for the purchase or sale for future delivery of securities, indices and foreign currencies.

A purchase of a futures contract means the acquisition of a contractual right to obtain delivery to a Fund of the securities or foreign currency called for by the contract at a specified price during a specified future month. When a futures contract is sold, a Fund incurs a contractual obligation to deliver the securities or foreign currency underlying the contract at a specified price on a specified date.

When a Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Fund an amount referred to as “initial margin.”  This amount is maintained by the futures commission merchant in a segregated account at the custodian bank. Thereafter, a “variation margin” may be paid by the Fund to, or drawn by the Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract. A Fund also may effect futures transactions through futures commission merchants that are affiliated with the Advisor, a subadvisor or the Fund in accordance with procedures adopted by the Board.

A Fund may enter into futures transactions on domestic exchanges and, to the extent such transactions have been approved by the Commodity Futures Trading Commission for sale to customers in the United States, on foreign exchanges. In addition, a Fund may sell stock index futures in anticipation of, or during, a market decline to attempt to offset the decrease in the market value of its common stocks that might otherwise result, and a Fund may purchase such contracts in order to offset increases in the cost of common stocks that it intends to purchase. Unlike other futures contracts, a stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract.

While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

A Fund may enter into futures contracts to protect against the adverse effects of fluctuations in security prices, interest or foreign exchange rates without actually buying or selling the securities or foreign currency. For example, if interest rates are expected to increase, a Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Fund. If interest rates did increase, the value of the debt securities in the Fund’s portfolio would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. A Fund also may enter into futures contracts as a low cost method for gaining or reducing exposure to a particular currency or securities market without directly investing in those currencies or securities.

To the extent that market prices move in an unexpected direction, a Fund may not achieve the anticipated benefits of futures contracts, or may realize a loss. For example, if a Fund is hedged against the possibility of an increase in interest rates that would adversely affect the price of securities held in its portfolio and interest rates decrease instead, the Fund would lose part or all of the benefit of the increased value that it has because it would have offsetting losses in its futures position. In addition, in such situations, if the Fund has insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices that reflect the rising market. A Fund may be required to sell securities at a time when it may be disadvantageous to do so. See the Core Opportunistic Schedule of Investments for a listing of open futures contracts as of December 31, 2005.

Options

A Fund may purchase and write call or put options on foreign or U.S. securities and indices and enter into related closing transactions. A Fund also may purchase exchange-listed call options on particular market segment indices to achieve temporary exposure to a specific industry.

A Fund may invest in options that are either listed on U.S. or recognized foreign exchanges or traded over-the-counter. Certain over-the-counter options may be illiquid. Thus, it may not be possible to close options positions and this may have an adverse impact on a Fund’s ability to effectively hedge its securities. A Fund will only invest in such options to the extent consistent with its 15% limitation on investments in illiquid securities.

Purchasing Call Options—A Fund may purchase call options on securities. When a Fund purchases a call option, in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that a Fund may alter its portfolio characteristics and modify its portfolio maturities without incurring the cost associated with transactions.

A Fund may, following the purchase of a call option, liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. The Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

Although a Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result being that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which event the Fund would realize a capital loss, which will be short-term unless the option was held for more than one year.

Covered Call Writing—A Fund may write covered call options from time to time on such portions of its portfolio, without limit, as a subadvisor determines is appropriate in seeking to achieve the Fund’s investment objective. The advantage to a Fund of writing covered calls is that the Fund receives a premium, which is additional income. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

During the option period for a covered call option, the writer may be assigned an exercise notice by the broker-dealer through which such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option or upon entering a closing purchase transaction. A closing purchase transaction, in which a Fund, as writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written, cannot be effected once the option writer has received an exercise notice for such option.

Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss also may be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security plus the amount of the premium on the option less the commission paid.

A Fund will write call options only on a covered basis. A call option written by a Fund is “covered” if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Custodian) upon conversion or exchange of other securities held by the Fund. A call option is also deemed to be covered if the Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the Fund in Segregated Assets in a segregated account with the Custodian.

Purchasing Put Options—A Fund also may purchase put options. A Fund will, at all times during which it holds a put option, own the security covered by such option.

A put option purchased by a Fund gives it the right to sell one of its securities for an agreed price up to an agreed date. The Funds intend to purchase put options, at the discretion of the subadvisors, in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (“protective puts”). The ability to purchase put options will allow a Fund to protect unrealized gains in an appreciated security in its portfolio without actually selling the security. If the security does not drop in value, a Fund will lose the value of the premium paid. A Fund may sell a put option that it has previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option that is sold.

A Fund may sell a put option purchased on individual portfolio securities. Additionally, a Fund may enter into closing sale transactions. A closing sale transaction is one in which a Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

Writing Put Options—A Fund also may write put options on a secured basis, which means that a Fund will maintain in a segregated account with the Custodian Segregated Assets in an amount not less than the exercise price of the option at all times during the option period. The amount of Segregated Assets held in the segregated account will be adjusted on a daily basis to reflect changes in the market prices of the securities covered by the put option written by the Fund. Secured put options will generally be written in circumstances where a subadvisor wishes to purchase the underlying security for a Fund’s portfolio at a price lower than the current market price of the security. In such event, a Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.

Following the writing of a put option, a Fund may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. A Fund may not, however, effect such a closing transaction after it has been notified of the exercise of the option.

See the Core Opportunistic Schedule of Investments for a listing of open options contracts as of December 31, 2005.

	Number of	Premiums
	Contracts	Received

Options outstanding at August 15, 2005	3	$1,274
Options written	39	15,284
Options expired	(27)	(7,945)

Options outstanding at December 31, 2005	15	$8,613

Forward foreign currency contracts

The Funds may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to manage currency risk.

Forward foreign currency contracts are traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades. The Funds will account for forward contracts by marking-to-market each day at current forward contract values.

The Funds will only enter into forward contracts to sell. For a fixed amount of U.S. dollars or other appropriate currency, an amount of foreign currency, to the extent that the value of the short forward contract is covered by the underlying value of securities denominated in the currency being sold. Alternatively, when a Fund enters into a forward contract to sell an amount of foreign currency, the Fund’s custodian or sub-custodian will segregate assets in a segregated account of the Fund in an amount not less that the value of the Fund’s total assets committed to the consummation of such forward contracts. If the additional segregated assets placed in the segregated account decline, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund’s commitments with respect to such contracts.

See the Core Opportunistic Schedule of Investments for a listing of open forward foreign currency contracts as of December 31, 2005.

Short sales

A Fund may from time to time sell securities short. In the event that a subadvisor anticipates that the price of a security will decline, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. A Fund will incur a profit or a loss, depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. All short sales will be fully collateralized. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include the risk that possible losses from short sales may be unlimited (e.g., if the price of a stock sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and a Fund may be unable to replace a borrowed security sold short. As of December 31, 2005 none of the Funds held securities sold short.

When-issued securities

A Fund may purchase securities offered on a “when-issued” or “forward delivery” basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest on the when-issued or forward delivery security accrues to the purchaser. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that a Fund will purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, the Fund will record the transaction and reflect the value of the security in determining its net asset value. The market value of when-issued or forward delivery securities may be more or less than the purchase price. See the Core Opportunistic Schedule of Investments for when-issued securities held as of December 31, 2005.

Exchange-traded index securities

A Fund may invest in exchange-traded index securities that are currently operational and that may be developed in the future. Exchange-traded index securities generally trade on the American Stock Exchange or New York Stock Exchange and are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of the Fund’s investment. These securities generally bear certain operational expenses. To the extent that a Fund invests in these securities, the Fund must bear these expenses in addition to the expenses of its own operation.

Taxes and distributions

The Funds intend to qualify each year as regulated investment companies under the Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Funds intend to distribute substantially all of their net investment income and net realized short-term and long-term gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Funds’ policy is to declare and pay distributions from net investment income and net realized short-term and long-term gains at least annually. All distributions are paid in shares of the Funds, at net asset value, unless the shareholder elects to receive cash distributions.

Real estate investment trusts

The Funds may invest in real estate investment trusts (“REITs”) which pool investors’ funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.

A shareholder in a Fund, by investing in REITs through the Fund, will bear not only the shareholder’s proportionate share of the expenses of the Fund, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act.

Securities transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on ex-dividend date or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis, and is adjusted for amortization or premium and discounts. Income is not recognized, nor are premium and discount amortized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income on inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of these securities is recorded as interest income. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Allocation of operating income

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata between each class of shares of each Fund based on the relative net assets of each class.

3.                                      Federal Income Taxes

As of December 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation

Large Cap Growth	$157,458,893	$5,857,072	$(2,547,429)	$3,309,643
Large Cap Value	157,667,352	5,167,393	(1,452,296)	3,715,097
Small/Mid Cap Growth	61,815,134	4,062,161	(941,319)	3,120,842
Small/Mid Cap Value	60,483,668	2,681,629	(1,162,520)	1,519,109
Core Opportunistic	232,625,666	1,117,651	(954,657)	162,994
Short Maturity	12,962,451	5,473	(70,447)	(64,974)

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (17CFR 270.30a-3(c)), are effective based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MGI FUNDS

By	/s/ Barry S. McInerney
Barry S. McInerney
President and Chief Executive Officer

Date	2/17/06

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report had been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Barry S. McInerney
Barry S. McInerney
President and Chief Executive Officer

Date	2/17/06

By	/s/ Richard S. Joseph
Richard S. Joseph
Treasurer

Date	2/17/06